UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23483

Axonic Funds

(exact name of registrant as specified in charter)

520 Madison Avenue, 42nd Floor

New York, NY 10022

(Address of Principal Office)

Clayton DeGiacinto, President

c/o Axonic Capital LLC

520 Madison Avenue, 42nd Floor

New York, New York 10022

(Name and Address of Agent for Service)

Copies of information to:

Jeffrey Skinner

Kilpatrick Townsend & Stockton LLP

1001 West Fourth Street

Winston-Salem, NC 27101

Registrant’s telephone number, including area code: (212) 259-0430

Date of fiscal year end: October 31

Date of reporting period: November 1, 2024 – April 30, 2025

Item 1.	Report to Stockholders.

(a)

Axonic Strategic Income Fund

Class A - AXSAX

SEMI-ANNUAL SHAREHOLDER REPORT - April 30, 2025

FUND OVERVIEW

This semi-annual shareholder report contains important information about Axonic Strategic Income Fund - A for the period of November 1, 2024 to April 30, 2025.

You can find additional information about the Fund at https://www.axonicfunds.com/funds/daily-fund-axsax/. You can also request this information by contacting us at 833-429-6642.

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Axonic Strategic Income Fund - A	$70.50	1.40%

How did the Fund perform the last six months?

The Axonic Strategic Income Fund had another year of strong performance. The Fund returned 3.09% for the 6 month period ending on April 30, 2025, out performing the Bloomberg US Aggregate Bond Index which returned 2.57% over the same time period. The Fund’s outperformance of the benchmark was a function of low duration and a high level of income which insulated returns from periodic interest rate volatility throughout the year.

Performance was driven by credit spread tightening and consistent income generated by the Fund’s holdings across the structured credit universe. The Fund was profitable across the three core areas of focus: Residential Mortgage Backed Securities (RMBS), Commercial Mortgage Backed Securities (CMBS), and Asset Backed Securities (ABS). Although credit spreads tightened throughout the year, structured credit markets continue to offer attractive yields going forward as spreads remain wide of similarly rated corporate credit investments on a historical basis.

How has the Fund performed since inception?

TOTAL RETURN BASED ON $10,000 INVESTMENT

	Axonic Strategic Income Fund - Class A - Load - $12,278	Bloomberg US Aggregate Bond Index - $9,487
7/16/2020	$9,774.82	$10,000.00
4/30/2021	$10,495.89	$9,784.21
4/30/2022	$10,573.58	$8,951.36
4/30/2023	$10,436.16	$8,913.10
4/30/2024	$11,372.59	$8,782.23
4/30/2025	$12,278.44	$9,486.60

AVERAGE ANNUAL TOTAL RETURNS

	6 Months	1 Year	Since Inception
Class A - NAV (Incep. July 16, 2020)	3.09%	7.97%	4.88%
Class A - Load	0.81%	5.55%	4.38%
Bloomberg US Aggregate Bond Index	2.57%	8.02%	-1.09%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.  Call 1-833-429-6642 for current month-end performance.

FUND STATISTICS

  Total Net Assets$3,133,987,289
  # of Portfolio Holdings423
  Portfolio Turnover Rate (Class A)31%
  Advisory Fees Paid$13,040,091

What did the Fund invest in?

ASSET CLASS WEIGHTINGS (as a % of Net Assets)

Value	Value
Commercial Mortgage-Backed Securities	31.44%
Residential Mortgage-Backed Securities	30.83%
Asset-Backed Securities	16.99%
Government Bond	11.12%
Short Term Investments	7.65%
Bank Loans	0.89%
Convertible Corporate Bonds	0.83%
Preferred Stocks	0.36%
Corporate Bonds	0.14%
Common Stocks	0.01%
Cash, Cash Equivalents, & Other Net Assets	(0.26)%

TOP TEN HOLDINGS (as a % of Net Assets)

Top 10	Top 10
U.S. Treasury Bond 3.88%, due 08/15/2034	7.82%
U.S. Treasury Note 4.63%, due 02/15/2035	3.31%
Extended Stay America Trust, Series 2021-ESH, Class F	1.34%
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL4, Class A1	1.24%
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class E	1.14%
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL5, Class A1	0.98%
MFA , Series 2023-RTL2, Class A1	0.89%
LHOME Mortgage Trust, Series 2023-RTL1, Class A1	0.84%
Dominion Mortgage Trust, Series 2021-RTL1, Class A1	0.82%
Twin Hospitality I LLC, Series 2024-1A, Class A2II	0.81%
Top Ten Holdings	19.19%

Material Fund Changes

There have been no material fund Changes during the reporting period.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.axonicfunds.com/funds/daily-fund-axsax/.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 833-429-6642.

Axonic Strategic Income Fund — Class A - AXSAX

SEMI-ANNUAL SHAREHOLDER REPORT - April 30, 2025

Distributor, ALPS Distributors, Inc.

Phone: 833-429-6642

05465G200–SA–04302025

Axonic Strategic Income Fund

Class I - AXSIX

SEMI-ANNUAL SHAREHOLDER REPORT - April 30, 2025

FUND OVERVIEW

This semi-annual shareholder report contains important information about Axonic Strategic Income Fund - I for the period of November 1, 2024 to April 30, 2025.

You can find additional information about the Fund at https://www.axonicfunds.com/funds/daily-fund/. You can also request this information by contacting us at 833-429-6642.

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Axonic Strategic Income Fund - I	$50.40	1.00%

How did the Fund perform the last six months?

The Axonic Strategic Income Fund had another year of strong performance. The Fund returned 3.27% for the 6 month period ending on April 30, 2025, out performing the Bloomberg US Aggregate Bond Index which returned 2.57% over the same time period. The Fund’s outperformance of the benchmark was a function of low duration and a high level of income which insulated returns from periodic interest rate volatility throughout the year.

Performance was driven by credit spread tightening and consistent income generated by the Fund’s holdings across the structured credit universe. The Fund was profitable across the three core areas of focus: Residential Mortgage Backed Securities (RMBS), Commercial Mortgage Backed Securities (CMBS), and Asset Backed Securities (ABS). Although credit spreads tightened throughout the year, structured credit markets continue to offer attractive yields going forward as spreads remain wide of similarly rated corporate credit investments on a historical basis.

How has the Fund performed since inception?

TOTAL RETURN BASED ON $10,000 INVESTMENT

	Axonic Strategic Income Fund - Class I - $12,271	Bloomberg US Aggregate Bond Index - $10,143
12/30/2019	$10,000.00	$10,000.00
4/30/2020	$9,140.00	$10,489.72
4/30/2021	$10,308.57	$10,461.69
4/30/2022	$10,426.91	$9,571.18
4/30/2023	$10,339.68	$9,530.27
4/30/2024	$11,335.26	$9,390.34
4/30/2025	$12,271.10	$10,143.48

AVERAGE ANNUAL TOTAL RETURNS

	6 Months	1 Year	5 Year	Since Inception
Class I (Incep. December 30, 2019)	3.27%	8.26%	6.07%	3.91%
Bloomberg US Aggregate Bond Index	2.57%	8.02%	-0.67%	0.27%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.  Call 1-833-429-6642 for current month-end performance.

FUND STATISTICS

  Total Net Assets$3,133,987,289
  # of Portfolio Holdings423
  Portfolio Turnover Rate (Class I)31%
  Advisory Fees Paid$13,040,091

What did the Fund invest in?

ASSET CLASS WEIGHTINGS (as a % of Net Assets)

Value	Value
Commercial Mortgage-Backed Securities	31.44%
Residential Mortgage-Backed Securities	30.83%
Asset-Backed Securities	16.99%
Government Bond	11.12%
Short Term Investments	7.65%
Bank Loans	0.89%
Convertible Corporate Bonds	0.83%
Preferred Stocks	0.36%
Corporate Bonds	0.14%
Common Stocks	0.01%
Cash, Cash Equivalents, & Other Net Assets	(0.26)%

TOP TEN HOLDINGS (as a % of Net Assets)

Top 10	Top 10
U.S. Treasury Bond 3.88%, due 08/15/2034	7.82%
U.S. Treasury Note 4.63%, due 02/15/2035	3.31%
Extended Stay America Trust, Series 2021-ESH, Class F	1.34%
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL4, Class A1	1.24%
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class E	1.14%
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL5, Class A1	0.98%
MFA , Series 2023-RTL2, Class A1	0.89%
LHOME Mortgage Trust, Series 2023-RTL1, Class A1	0.84%
Dominion Mortgage Trust, Series 2021-RTL1, Class A1	0.82%
Twin Hospitality I LLC, Series 2024-1A, Class A2II	0.81%
Top Ten Holdings	19.19%

Material Fund Changes

There have been no material fund Changes during the reporting period.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.axonicfunds.com/funds/daily-fund/.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 833-429-6642.

Axonic Strategic Income Fund — Class I - AXSIX

SEMI-ANNUAL SHAREHOLDER REPORT - April 30, 2025

Distributor, ALPS Distributors, Inc.

Phone: 833-429-6642

05465G101–SA–04302025

(b)	Not applicable

Item 2.	Code of Ethics.

Not applicable to semi-annual report

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report

Item 5.	Audit Committee of Listed Registrants.

Not applicable to Registrant.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

AXONIC STRATEGIC INCOME FUND

SEMI-ANNUAL FINANCIAL STATEMENTS
& OTHER INFORMATION

April 30, 2025

TABLE OF CONTENTS

Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies

Consolidated Schedule of Investments	1
Consolidated Statement of Assets and Liabilities	16
Consolidated Statement of Operations	17
Consolidated Statements of Changes in Net Assets	18
Consolidated Financial Highlights	19
Notes to Consolidated Financial Statements and Consolidated Financial Highlights	21
Additional Information	28
Changes in and Disagreements with Accountants for Open-End Management Investment Companies	29
Proxy Disclosures for Open-End Management Investment Companies	30
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	31
Statement Regarding Basis for Approval of Investment Advisory Contract	32

Axonic Strategic Income Fund	Consolidated Schedule of Investments

April 30, 2025 (Unaudited)

Description	Shares	Value
COMMON STOCKS (0.01%)
United States (0.01%)
Financials (0.01%)
Redwood Trust, Inc. REIT	44,220	$274,606
TOTAL COMMON STOCKS
(Cost $521,154)		274,606

	Rate	Shares	Value
PREFERRED STOCKS (0.36%)
United States (0.36%)
Financials (0.36%)
ACRES Commercial Realty Corp., Series D(a)	7.88%	129,346	2,645,126
Arbor Realty Trust, Series F	6.25%	119,400	2,564,712
Rithm Capital Corp., Series D(a)(b)	7.00%	166,420	4,060,648
TPG RE Finance Trust, Inc., Series C(a)	6.25%	120,705	2,096,646
TOTAL PREFERRED STOCKS
(Cost $13,367,425)			11,367,132

	Rate	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (16.99%)
Bermuda (0.17%)
Start II, Ltd., Series 2019-1, Class B(c)	5.10%	03/15/26	$1,745,619	$1,741,255
Start, Ltd., Series 2018-1, Class C(c)	6.90%	05/15/43	3,602,276	3,578,141
Cayman Islands (2.15%)
AIM Aviation Finance, Ltd., Series 2015-1A, Class A1(c)(d)	6.21%	02/15/40	20,606,152	19,915,846
Falcon Aerospace, Ltd., Series 2019-1, Class B(c)	4.79%	09/15/26	1,031,727	953,316
GAIA Aviation, Ltd., Series 2019-1, Class B(c)(d)	5.19%	12/15/26	13,426,043	12,582,887
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class A(c)	3.72%	07/15/26	674,245	650,445
Horizon Aircraft Finance III, Ltd., Series 2019-2, Class A(c)	3.43%	11/15/26	3,751,232	3,590,304
Navigator Aviation, Ltd., Series 2024-1, Class B(c)	6.09%	08/15/31	1,904,762	1,925,333
Pioneer Aircraft Finance, Ltd., Series 2019-1, Class A(c)	3.97%	06/15/26	9,937,938	9,491,725
Pioneer Aircraft Finance, Ltd., Series 2019-1, Class B(c)	4.95%	06/15/26	1,656,250	1,479,197
Project Silver, Series 2019-1, Class A(c)	3.97%	07/15/26	158,915	153,385
Project Silver, Series 2019-1, Class B(c)	4.95%	07/15/44	6,973,548	6,074,658
Shenton Aircraft Investment I, Ltd., Series 2015-1A, Class A(c)	4.75%	11/15/27	2,065,205	2,004,900
Thunderbolt III Aircraft Lease, Ltd., Series 2019-1, Class B(c)	4.75%	11/15/26	10,489,473	8,589,829
Ireland (0.17%)
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class C(c)	5.68%	09/15/28	5,729,971	5,382,734
United States (14.50%)
Achieve Personal Loan Master Pass-Through Trust Series 2023-PT1, Series 2023-1, Class PT(b)(c)	28.82%	09/15/53	322,497	174,793
Achieve Personal Loan Master Pass-Through Trust Series 2023-PT2, Series 2023-2, Class PT(b)(c)	19.99%	10/15/53	607,288	518,745
ACHM Trust, Series 2023-HE2, Class A(b)(c)	7.50%	10/25/38	4,998,118	5,139,373
Affirm Asset Securitization Trust, Series 2024-X1, Class D(c)	7.29%	05/15/29	1,500,000	1,509,450
Avant Credit Card Master Trust, Series 2024-1A, Class C(c)	6.23%	10/16/27	2,000,000	1,992,200
Avant Credit Card Master Trust, Series 2024-1A, Class D(c)	8.80%	10/16/27	5,000,000	5,069,000
Business Jet Securities 2024-1 LLC, Series 2024-1A, Class B(c)	6.92%	05/15/30	8,764,555	8,916,182
Business Jet Securities 2024-1 LLC, Series 2024-1A, Class C(c)	9.13%	05/15/30	1,514,899	1,526,867

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

Semi-Annual Report | April 30, 2025	1

Axonic Strategic Income Fund	Consolidated Schedule of Investments

April 30, 2025 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value
Business Jet Securities 2024-2 LLC, Series 2024-2A, Class B(c)	5.75%	09/15/30	$7,321,703	$7,220,663
Business Jet Securities 2024-2 LLC, Series 2024-2A, Class C(c)	7.97%	09/15/30	2,581,182	2,543,238
Castlelake Aircraft Securitization Trust, Series 2018-1, Class B(c)	5.30%	06/15/25	4,334,216	3,986,178
Castlelake Aircraft Structured Trust, Series 2017-1R, Class C(c)	6.50%	08/15/25	15,685,810	12,187,874
Castlelake Aircraft Structured Trust 2017-1R, Series 2021-1R, Class A(c)	2.74%	08/15/41	1,902,170	1,829,507
Castlelake Aircraft Structured Trust, Series 2019-1A, Class A(c)	3.97%	04/15/26	7,715,706	7,174,835
Castlelake Aircraft Structured Trust, Series 2019-1A, Class B(c)	5.10%	04/15/26	2,422,091	2,116,908
Castlelake Aircraft Structured Trust, Series 2021-1A, Class C(c)	7.00%	10/15/26	970,451	907,275
ClickLease Equipment Receivables , Series 2024-1, Class C(c)	8.40%	02/15/27	9,560,000	9,733,992
Cologix Data Centers US Issuer LLC, Series 2021-1A, Class C(c)	5.99%	12/28/26	3,700,000	3,547,190
CPS Auto Receivables Trust, Series 2023-A, Class E(c)	10.59%	02/16/27	5,000,000	5,486,500
FAT Brands Fazoli's Native I LLC, Series 2021-1, Class B2(c)	8.00%	07/25/51	1,930,000	1,927,298
FAT Brands GFG Royalty I LLC, Series 2021-1A, Class A2(c)(d)	7.00%	12/15/38	23,693,645	22,080,108
FAT Brands GFG Royalty I LLC, Series 2021-1A, Class B2(c)(d)	8.00%	12/15/36	8,853,875	7,991,508
FAT Brands GFG Royalty I LLC, Series 2022-1A, Class A2(c)	7.00%	07/25/26	2,412,500	2,321,307
FAT Brands Royalty LLC, Series 2021-1A, Class A2(c)	5.75%	07/25/26	3,860,000	3,464,350
FIGRE Trust, Series 2024-HE4, Class E(b)(c)	6.81%	09/25/54	1,000,000	980,039
FIGRE Trust, Series 2024-HE4, Class D(b)(c)	5.92%	09/25/54	2,000,000	1,982,932
First Investors Auto Owner Trust, Series 2021-1A, Class F(c)	5.37%	04/17/28	1,270,000	1,267,841
Flexential Issuer 2021-1, Series 2021-1A, Class B(c)	3.72%	11/25/26	7,934,000	7,515,085
Flexential Issuer 2021-1, Series 2021-1A, Class C(c)	6.93%	11/25/26	4,000,000	3,873,600
FREED ABS Trust, Series 2022-1FP, Class D(c)	3.35%	03/19/29	1,752,322	1,736,726
FREED ABS Trust, Series 2022-4FP, Class D(c)	7.40%	12/18/29	6,068,103	6,100,871
Hertz Vehicle Financing III LP, Series 2021-2A, Class D(c)	4.34%	12/25/26	5,000,000	4,744,000
Horizon Aircraft Finance I, Ltd., Series 2018-1, Class A(c)	4.46%	12/15/25	2,961,038	2,858,586
HSI Asset Securitization Corp. Trust, Series 2007-NC1, Class A2(b)	1M CME TERM SOFR + 0.39%	04/25/37	4,311,142	2,737,177
JPMorgan Chase Bank NA - Chase Auto Credit Linked Notes, Series 2021-2, Class G(c)	8.48%	07/25/25	1,828,874	1,825,033
Lendingpoint Asset Securitization Trust, Series 2021-B, Class D(c)	6.12%	08/05/34	3,000,000	790,800
Libertas Asset Securitization LLC, Series 2025-1A, Class B(c)	6.54%	07/15/28	2,000,000	2,006,400
Libertas Asset Securitization LLC, Series 2025-1A, Class A(c)	6.34%	07/15/28	2,500,000	2,508,000
MAPS 2021-1 Trust, Series 2021-1A, Class C(c)	5.44%	06/15/28	174,831	167,506
Marlette Funding Trust 2024-1, Series 2024-1A, Class C(c)	6.34%	10/15/27	5,300,000	5,353,000
Marlette Funding Trust 2024-1, Series 2024-1A, Class D(c)	6.93%	10/15/28	3,750,000	3,800,625
ME Funding LLC, Series 2024-1A, Class A2(c)	8.10%	04/30/27	11,258,777	11,191,225
New Residential Mortgage Loan Trust, Series 2022-SFR1, Class G(c)	5.00%	02/17/27	5,000,000	4,723,563
Pagaya AI Debt Grantor Trust 2024-6 And Pagaya AI Debt Trust, Series 2024-6, Class C(c)	7.07%	06/15/26	8,128,470	8,210,568
Pagaya AI Debt Grantor Trust, Series 2024-8, Class D(c)	6.53%	01/15/32	16,985,481	16,946,414
Pagaya AI Debt Grantor Trust, Series 2024-8, Class C(c)	6.03%	01/15/32	3,114,481	3,107,317
Pagaya AI Debt Selection Trust, Series 2024-7, Class C(c)	7.10%	12/15/31	12,788,760	12,917,927
Pagaya AI Debt Trust, Series 2022-2, Class B(c)	6.63%	01/15/30	1,125,863	1,126,539
Pagaya AI Debt Trust, Series 2023-3, Class A(c)	7.60%	12/16/30	185,206	185,391
Pagaya AI Debt Trust, Series 2023-6, Class ABC(b)(c)	8.19%	06/16/31	2,693,715	2,708,261
Pagaya AI Debt Trust, Series 2024-1, Class B(c)	7.11%	07/15/31	4,248,792	4,279,384
Pagaya AI Debt Trust, Series 2024-1, Class ABC(b)(c)	7.27%	07/15/31	5,284,685	5,300,011
Pagaya AI Debt Trust, Series 2024-2, Class ABC(b)(c)	6.75%	08/15/31	2,276,176	2,284,597
Pagaya AI Debt Trust, Series 2024-2, Class C(c)	7.57%	08/15/31	10,189,243	10,269,738

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

2	www.axonicfunds.com

Axonic Strategic Income Fund	Consolidated Schedule of Investments

April 30, 2025 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value
Pagaya AI Debt Trust, Series 2024-3, Class C(c)	7.30%	03/15/26	$19,962,107	$20,099,846
Prosper Marketplace Issuance Trust Series 2024-1, Series 2024-1A, Class C(c)	6.96%	10/15/26	9,525,000	9,572,625
Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class A1(b)(c)	3.50%	02/25/52	4,796,354	4,697,946
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class F(c)	5.79%	07/15/25	1,370,000	1,370,548
Sapphire Aviation Finance II, Ltd., Series 2020-1A, Class C(c)	6.78%	03/15/27	3,203,230	2,945,387
Sprite, Ltd., Series 2021-1, Class B(c)	5.10%	10/15/28	1,601,684	1,528,166
Stellar Jay Ireland DAC, Series 2021-1, Class A(c)	3.97%	03/15/28	2,429,528	2,344,008
Stellar Jay Ireland DAC, Series 2021-1, Class B(c)	5.93%	03/15/28	2,322,938	2,020,492
Stonepeak 2021-1 ABS, Series 2021-1A, Class AA(c)	2.30%	12/15/27	1,264,082	1,201,889
Stonepeak 2021-1 ABS, Series 2021-1A, Class C(c)	5.93%	05/15/28	9,124,283	8,472,809
TGIF Funding LLC, Series 2017-1A, Class A2(c)	6.20%	01/15/39	5,025,209	4,487,512
Theorem Funding Trust 2022-3, Series 2022-3A, Class A(c)	7.60%	04/15/29	215,702	216,457
Twin Hospitality I LLC, Series 2024-1A, Class B2(c)	10.00%	10/25/27	6,467,500	5,853,734
Twin Hospitality I LLC, Series 2024-1A, Class A2I(c)	9.00%	10/25/27	1,204,661	1,204,661
Twin Hospitality I LLC, Series 2024-1A, Class A2II(c)	9.00%	10/25/27	26,317,813	25,430,902
United Auto Credit Securitization Trust, Series 2025-1, Class D(c)	5.96%	01/10/28	8,500,000	8,392,900
Upstart Securitization Trust 2021-2, Series 2021-2 C, Class C(c)	3.61%	06/20/31	1,966,902	1,951,364
Upstart Securitization Trust, Series 2023-2, Class A(c)	6.77%	01/20/26	1,360,484	1,361,436
Vista Point Securitization Trust, Series 2024-CES2, Class B1(b)(c)	7.50%	09/25/28	1,000,000	990,051
Vista Point Securitization Trust, Series 2024-CES2, Class M1(b)(c)	6.36%	09/25/28	1,506,000	1,502,152
Willis Engine Structured Trust IV, Series 2018-A, Class B(c)(d)	5.44%	09/15/26	2,813,635	2,806,038
MFA , Series 2024-NPL1, Class A1(d)	6.33%	09/25/27	5,714,326	5,751,692
PRET LLC, Series 2024-NPL3, Class A1(c)(d)	7.52%	04/25/27	7,293,097	7,300,089
PRET LLC, Series 2024-NPL4, Class A1(c)(d)	7.00%	07/25/27	6,796,457	6,850,301
PRET LLC, Series 2024-NPL5, Class A1(c)(d)	5.96%	09/25/27	21,209,082	21,225,031
PRET LLC, Series 2024-NPL6, Class A1(c)(d)	5.93%	10/25/27	9,520,099	9,614,149
PRET LLC, Series 2024-RN2, Class A1(c)(d)	7.13%	06/25/27	4,762,358	4,766,214
PRET LLC, Series 2025-NPL4, Class A1(c)	6.37%	04/25/55	17,000,000	16,999,997
PRPM LLC, Series 2022-3, Class A1(c)(d)	5.56%	06/25/25	3,155,656	3,150,084
RAMP, Series 2007-RS1, Class A4(b)	1M CME TERM SOFR + 0.67%	02/25/37	32,244,743	6,752,349
RMF Buyout Issuance Trust, Series 2021-HB1, Class M4(b)(c)	4.70%	11/25/31	3,250,000	2,888,275
Saluda Grade Alternative Mortgage Trust 2025-NPL1, Series 2024-NPL1, Class A1(c)(d)	7.12%	01/25/30	7,818,188	7,781,533

TOTAL ASSET-BACKED SECURITIES
(Cost $540,543,914)				532,509,089

BANK LOANS (0.89%)
United States (0.89%)
Financials (0.03%)
UTEX-DEFEASED(e)	6.57%	12/31/49	1,010,904	1,008,276
Mortgage Securities (0.86%)
Copper Hill Sportsmans RT	7.25%	02/01/27	6,886,809	6,760,681

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

Semi-Annual Report | April 30, 2025	3

Axonic Strategic Income Fund	Consolidated Schedule of Investments

April 30, 2025 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value
Tower Bellflower LLC	1M CME TERM SOFR + 4.10%	02/01/26	$19,050,000	$20,076,437

TOTAL BANK LOANS
(Cost $26,335,007)				27,845,394

COMMERCIAL MORTGAGE-BACKED SECURITIES (31.44%)
United States (31.44%)
BAHA Trust, Series 2024-MAR, Class X(b)(c)(f)	0.36%	12/10/29	284,500,000	3,186,400
BAMLL Commercial Mortgage Securities Trust, Series 2022-DKLX, Class E(b)(c)	1M CME TERM SOFR + 4.13%	04/30/47	6,815,399	6,839,934
Banc of America Re-Remic Trust, Series 2023-FRR1, Class D(c)	0.00%	02/27/32	9,155,000	5,480,183
BANK 2019-BNK17, Series 2019-BN17, Class E(c)	3.00%	04/15/29	1,849,000	1,470,325
BANK, Series 2022-BNK41, Class D(c)	2.50%	04/15/32	1,500,000	1,061,700
BBCMS Mortgage Trust, Series 2018-TALL, Class C(b)(c)	1M CME TERM SOFR + 1.32%	03/15/37	3,312,000	2,916,216
BBCMS Mortgage Trust, Series 2018-TALL, Class E(b)(c)	1M CME TERM SOFR + 2.44%	03/15/37	4,760,000	3,832,752
BBCMS Mortgage Trust, Series 2020-BID, Class A(b)(c)	1M CME TERM SOFR + 2.25%	10/15/25	9,516,000	9,539,790
BBCMS Mortgage Trust, Series 2020-BID, Class C(b)(c)	1M CME TERM SOFR + 3.75%	10/15/25	7,490,000	7,501,984
BBCMS Mortgage Trust, Series 2020-BID, Class D(b)(c)	1M CME TERM SOFR + 4.74%	10/15/25	9,800,000	9,807,840
BBCMS Mortgage Trust, Series 2023-5C23, Class E(b)(c)	7.70%	11/15/28	4,079,000	3,865,260
BBCMS Mortgage Trust, Series 2025-5C34, Class D(c)	4.25%	05/15/58	2,000,000	1,640,200
BBCMS Mortgage Trust, Series 2025-5C34, Class C(b)	7.03%	05/15/58	1,750,000	1,774,850
BCP Trust, Series 2021-330N, Class C(b)(c)	1M CME TERM SOFR + 1.71%	06/15/38	4,089,000	3,347,664
BCP Trust, Series 2021-330N, Class E(b)(c)	1M CME TERM SOFR + 3.64%	06/15/38	15,300,000	7,374,600
BCP Trust, Series 2021-330N, Class D(b)(c)	1M CME TERM SOFR + 2.61%	06/15/38	2,389,270	1,719,558
BCP Trust, Series 2021-330N, Class B(b)(c)	1M CME TERM SOFR + 1.31%	06/15/38	4,200,000	3,724,140
BCP Trust, Series 2021-330N, Class F(b)(c)	1M CME TERM SOFR + 4.63%	06/15/38	8,500,000	1,844,500
BCRR , Series 2016-FRR3, Class E(b)(c)	18.46% - 30D US SOFR%	05/26/26	24,057,599	23,740,039
Benchmark Mortgage Trust, Series 2025-V13, Class HCB(b)(c)	7.21%	02/15/58	25,109,991	25,343,514
Benchmark Mortgage Trust, Series 2025-V13, Class HCC(b)(c)	8.10%	01/15/30	8,000,000	8,070,400
BMD2 Re-Remic Trust, Series 2019-FRR1, Class 3AB(c)	0.00%	05/25/52	6,000,000	4,803,600
BMD2 Re-Remic Trust, Series 2019-FRR1, Class 5C(c)	0.00%	05/25/52	6,619,500	4,844,150
BMD2 Re-Remic Trust, Series 2019-FRR1, Class 3C(c)	0.00%	05/25/52	12,585,000	9,918,238
BMO Mortgage Trust, Series 2025-5C10, Class C(b)	6.49%	05/15/30	1,750,000	1,750,000
BMO Mortgage Trust, Series 2025-5C10, Class D(c)	4.50%	05/15/30	2,000,000	1,660,400
BX Mortgage Trust, Series 2022-MVRK, Class G(b)(c)	1M US SOFR + 5.61%	03/15/27	12,439,256	12,145,689
BX Commercial Mortgage Trust, Series 2024-KING, Class D(b)(c)	1M CME TERM SOFR + 2.49%	05/15/26	4,935,031	4,933,057

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

4	www.axonicfunds.com

Axonic Strategic Income Fund	Consolidated Schedule of Investments

April 30, 2025 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value
BX Commercial Mortgage Trust, Series 2024-KING, Class E(b)(c)	1M CME TERM SOFR + 3.69%	05/15/26	$4,851,136	$4,849,195
BX Commercial Mortgage Trust, Series 2024-MF, Class D(b)(c)	1M CME TERM SOFR + 2.69%	02/15/26	88,545	89,201
BX Trust, Series 2018-GW, Class F(b)(c)	1M CME TERM SOFR + 2.72%	05/15/25	10,000,000	9,987,000
BX Trust, Series 2018-GW, Class E(b)(c)	1M CME TERM SOFR + 2.27%	05/15/25	16,731,000	16,709,250
BX Trust, Series 2022-IND, Class E(b)(c)	1M CME TERM SOFR + 3.99%	04/15/27	10,500,000	10,545,150
BX Trust, Series 2023-DELC, Class B(b)(c)	1M CME TERM SOFR + 3.34%	05/15/25	7,075,000	7,056,605
BX Trust, Series 2023-DELC, Class E(b)(c)	1M CME TERM SOFR + 5.29%	05/15/25	6,000,000	5,984,400
BXP Trust, Series 2021-601L, Class D(b)(c)	2.87%	01/15/32	1,699,000	1,353,933
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class F(b)(c)	1M CME TERM SOFR + 5.33%	03/15/27	5,100,000	5,129,070
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class E(b)(c)	1M CME TERM SOFR + 4.13%	03/15/27	35,445,000	35,639,947
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D(b)(c)	1M CME TERM SOFR + 3.19%	03/15/27	10,000,000	10,033,000
Cali 2024-Sun, Series 2024-SUN, Class D(b)(c)	1M CME TERM SOFR + 3.63%	07/15/26	11,900,000	11,920,230
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class 65D(b)(c)	4.66%	08/25/26	4,600,000	388,240
Cantor Commercial Real Estate Lending, Series 2019-CF2, Class SWD(c)	4.52%	09/15/29	4,988,052	4,412,930
Cascade Funding Mortgage Trust, Series 2021-FRR1, Class CK58(c)	0.00%	09/29/29	24,870,000	21,972,645
COLT Mortgage Loan Trust, Series 2020-3, Class A1(b)(c)	1.51%	04/27/65	2,801,812	2,711,948
COMM Mortgage Trust, Series 2019-GC44, Class 180A(b)(c)	3.51%	12/15/38	9,155,000	8,456,474
Commercial Mortgage Lease-Backed Certificates Series-1, Series 2001-CMLB, Class J(b)(c)	6.25%	06/20/31	65,663	64,921
Countrywide Alternative Loan, Series 2007-17CB, Class A6	5.01%	08/25/37	6,534,471	2,686,601
Credit Suisse Commercial Mortgage Trust 2020-FACT E	10.59%	10/15/25	1,745,000	1,592,312
Credit Suisse Mortgage Capital Certificates, Series 2020-FACT, Class F(b)(c)	1M CME TERM SOFR + 6.16%	10/15/25	11,340,000	10,293,318
CSMC, Series 2020-FACT, Class C(b)(c)	1M CME TERM SOFR + 2.96%	10/15/25	5,000,000	4,806,000
DC Trust, Series 2024-HLTN, Class D(b)(c)	7.99%	04/13/28	2,439,000	2,511,194
Extended Stay America Trust, Series 2021-ESH, Class E(b)(c)	1M CME TERM SOFR + 2.96%	07/15/26	18,220,993	18,133,532
Extended Stay America Trust, Series 2021-ESH, Class F(b)(c)	1M CME TERM SOFR + 3.81%	07/15/26	42,114,559	41,870,294
Freddie Mac Mscr Trust Mn7, Series 2023-MN7, Class M2(b)(c)	30D US SOFR + 5.70%	04/25/33	2,300,000	2,511,370
Freddie Mac Mscr Trust Mn8, Series 2024-MN8, Class M2(b)(c)	30D US SOFR + 4.25%	06/25/33	2,300,000	2,452,030
Freddie Mac Mscr Trust Mn8, Series 2024-MN8, Class M1(b)(c)	30D US SOFR + 2.85%	05/25/29	12,012,466	12,126,584

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

Semi-Annual Report | April 30, 2025	5

Axonic Strategic Income Fund	Consolidated Schedule of Investments

April 30, 2025 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value
Freddie Mac Multifamily Structured Credit Risk, Series 2024-MN9, Class M2(b)(c)	30D US SOFR + 3.25%	10/25/44	$2,500,000	$2,512,000
Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN1, Class M2(b)(c)	30D US SOFR + 3.75%	01/25/51	2,000,000	2,065,400
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024-162, Class X3(b)(f)	6.09%	01/25/34	8,700,000	3,335,580
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2022-151, Class X3(b)(f)	4.53%	11/25/32	6,840,000	1,744,884
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023-153, Class X3(b)(f)	4.84%	01/25/33	19,488,345	5,402,169
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023-154, Class X3(b)(f)	5.28%	01/25/33	11,437,000	3,475,705
FREMF Mortgage Trust, Series 2016-KF24, Class B(b)(c)	30D US SOFR + 5.11%	10/25/26	2,952,724	2,934,417
FREMF Mortgage Trust, Series 2018-K156, Class C(c)	0.00%	07/25/33	6,449,682	3,308,042
FREMF Mortgage Trust, Series 2018-KF49, Class C(b)(c)	30D US SOFR + 6.11%	06/25/25	20,662,824	20,578,106
FREMF Mortgage Trust, Series 2018-KF49, Class B(b)(c)	30D US SOFR + 2.01%	06/25/25	4,849,698	4,840,484
FREMF Mortgage Trust, Series 2019-KL05, Class CP(b)(c)	4.09%	06/25/29	28,878,000	24,419,237
FRESB Mortgage Trust, Series 2019-SB66, Class X1(b)(f)	0.66%	07/25/29	27,928,479	697,056
FRESB Mortgage Trust, Series 2020-SB74, Class X1(b)(f)	1.11%	03/25/30	20,428,332	596,507
FRESB Mortgage Trust, Series 2020-SB79, Class X1(b)(f)	1.17%	07/25/40	14,521,034	561,944
FRESB Mortgage Trust, Series 2020-SB80, Class X1(b)(f)	1.37%	09/25/30	51,546,392	2,394,206
FRESB Mortgage Trust, Series 2020-SB81, Class X1(b)(f)	1.13%	10/25/30	17,856,484	714,974
FRESB Mortgage Trust, Series 2021-SB82, Class X1(b)(f)	1.13%	10/25/40	42,140,987	1,048,855
FRESB Mortgage Trust, Series 2021-SB83, Class X1(b)(f)	0.97%	01/25/41	27,076,426	767,403
FRESB Mortgage Trust, Series 2021-SB84, Class X1(b)(f)	0.57%	01/25/31	25,289,832	576,472
FRESB Mortgage Trust, Series 2022-SB95, Class X1(b)(f)	0.10%	11/25/31	112,466,202	1,394,997
FS Commercial Mortgage Trust, Series 2023-4SZN, Class E(b)(c)	10.76%	11/10/27	15,740,000	16,569,498
FS Trust, Series 2024-HULA, Class D(b)(c)	1M CME TERM SOFR + 2.94%	08/15/26	4,400,000	4,434,320
FS Trust, Series 2024-HULA, Class E(b)(c)	1M CME TERM SOFR + 3.44%	08/15/26	5,000,000	5,046,000
Government National Mortgage Association, Series 2018-16, Class IO(b)(f)	0.59%	03/16/59	68,100,247	2,533,329
Great Wolf Trust, Series 2024-WOLF, Class D(b)(c)	1M CME TERM SOFR + 2.89%	03/15/29	7,600,000	7,597,720
Great Wolf Trust, Series 2024-WOLF, Class E(b)(c)	6.12%	03/15/39	24,100,000	24,090,360
HILT Commercial Mortgage Trust, Series 2024-ORL, Class D(b)(c)	1M CME TERM SOFR + 3.19%	05/15/26	2,000,000	2,005,600
Hilton USA Trust, Series 2016-HHV, Class E(b)(c)	4.33%	11/05/26	6,500,000	6,342,050
Hilton USA Trust, Series 2016-HHV, Class F(b)(c)	4.19%	11/05/26	10,000,000	9,454,000
HLTN Commercial Mortgage Trust, Series 2024-DPLO, Class D(b)(c)	1M CME TERM SOFR + 3.34%	06/15/26	16,000,000	15,561,600
Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7(c)	3.91%	08/05/34	5,291,640	5,250,895
Hudsons Bay Simon JV Trust 2015-HBS, Series 2015-HB7, Class B7(c)	4.67%	08/05/34	3,000,000	2,933,700
Hudsons Bay Simon JV Trust 2015-HBS, Series 2015-HB10, Class A10(c)	4.15%	08/05/25	2,764,207	2,728,272

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

6	www.axonicfunds.com

Axonic Strategic Income Fund	Consolidated Schedule of Investments

April 30, 2025 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value
Hudsons Bay Simon JV Trust 2015-HBS, Series 2015-HB10, Class B10(c)	4.91%	08/05/25	$4,250,000	$4,180,300
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class D(b)(c)	1M CME TERM SOFR + 3.44%	09/15/26	17,900,000	17,679,830
INTOWN Mortgage Trust, Series 2025-STAY, Class D(b)(c)	1M CME TERM SOFR + 2.85%	03/15/42	25,000,000	24,337,500
INTOWN Mortgage Trust, Series 2025-STAY, Class E(b)(c)	1M CME TERM SOFR + 3.85%	03/15/42	11,000,000	10,672,200
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2022-NLP, Class D(b)(c)	1M CME TERM SOFR + 2.17%	04/15/27	6,414,157	6,230,070
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BHR5, Class C(b)(c)	1M CME TERM SOFR + 2.54%	03/15/30	7,500,000	7,466,250
J.P. Morgan Chase Commercial Mortgage Securities Trust, 2007-LDP12, Series 2007-LD12, Class AJ(b)	6.56%	02/15/51	3,171,082	3,162,837
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2022-NLP, Class A(b)(c)	1M CME TERM SOFR + 0.60%	04/15/27	3,606,377	3,552,642
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2022-NLP, Class B(b)(c)	1M CME TERM SOFR + 1.11%	04/15/27	22,454,430	22,023,305
JPMCC Multifamily Housing Mortgage Loan Trust, Series 2025-Q032, Class C(b)(c)	6.50%	10/25/29	9,449,711	9,591,456
JW Commercial Mortgage Trust, Series 2024-MRCO, Class D(b)(c)	1M CME TERM SOFR + 3.19%	06/15/26	10,000,000	9,978,000
Legends Outlets Kansas City KS Mortgage Secured Pass-Through Trust, Series 2024-LGND, Class D(c)(d)	7.79%	11/05/27	5,401,000	5,471,213
Legends Outlets Kansas City KS Mortgage Secured Pass-Through Trust, Series 2024-LGND, Class E(c)(d)	8.76%	11/05/27	9,140,000	9,256,992
MCR Mortgage Trust, Series 2024-TWA, Class E(c)	8.73%	06/12/27	25,000,000	25,407,500
Merchants Bank of Indiana Multifamily Housing Mortgage Loan Trust, Series 2024-Q025, Class B(b)	30D US SOFR + 3.85%	12/25/30	16,232,000	16,232,000
MRCD 2019-MARK Mortgage Trust, Series 2019-PARK, Class G(c)	2.72%	12/15/36	8,944,000	5,256,774
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class F(b)(c)	1M US SOFR + 5.29%	03/15/27	5,000,000	4,982,000
Multifamily Connecticut Avenue Securities, Series 2019-01, Class M10(b)(c)	30D US SOFR + 3.36%	10/25/49	1,734,302	1,761,531
Multifamily Connecticut Avenue Securities, Series 2020-01, Class M10(b)(c)	30D US SOFR + 3.86%	03/25/50	12,930,004	13,290,751
Multifamily Connecticut Avenue Securities Trust, Series 2023-01, Class M10(b)(c)	30D US SOFR + 6.50%	02/25/32	5,000,000	5,602,000
Multifamily Connecticut Avenue Securities Trust, Series 2024-01, Class M10(b)(c)	30D US SOFR + 3.85%	07/25/54	1,400,000	1,460,760
NCMF Trust, Series 2022-MFP, Class G(b)(c)	1M CME TERM SOFR + 5.13%	03/15/27	12,600,000	12,321,540
PGA Trust, Series 2024-RSR2, Class B(b)(c)	1M CME TERM SOFR + 2.39%	06/15/26	4,910,000	4,886,923
PGA Trust, Series 2024-RSR2, Class D(b)(c)	1M CME TERM SOFR + 3.49%	06/15/26	5,000,000	4,976,500
PGA Trust, Series 2024-RSR2, Class E(b)(c)	1M CME TERM SOFR + 3.89%	06/15/26	2,000,000	1,990,000
RFM Reremic Trust, Series 2022-FRR1, Class CK55(c)	0.00%	03/28/49	15,460,000	14,312,868
SB Multifamily Repack Trust, Series 2020-FRR1, Class A(c)	5.60%	05/27/26	11,078,488	10,963,272

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

Semi-Annual Report | April 30, 2025	7

Axonic Strategic Income Fund	Consolidated Schedule of Investments

April 30, 2025 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A2A(b)(c)	3.66%	01/05/35	$3,195,000	$2,733,003
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A2B(b)(c)	4.14%	01/05/35	14,945,000	13,072,392
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class B(b)(c)	4.53%	01/05/35	4,991,000	4,234,864
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class C(b)(c)	4.53%	01/05/35	8,133,239	6,799,388
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class D(b)(c)	4.53%	01/05/35	8,100,000	6,573,960
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A1(b)(c)	3.87%	01/05/35	6,497,500	5,596,297
SLG Office Trust, Series 2021-OVA, Class F(c)	2.85%	07/15/31	9,500,000	7,603,800
SMR Mortgage Trust, Series 2022-IND, Class E(b)(c)	1M CME TERM SOFR + 5.00%	02/15/39	10,347,152	10,274,722
SMR Mortgage Trust, Series 2022-IND, Class B(b)(c)	1M CME TERM SOFR + 2.40%	02/15/39	4,578,386	4,547,253
SMR Mortgage Trust, Series 2022-IND, Class C(b)(c)	1M CME TERM SOFR + 2.95%	02/15/39	1,831,354	1,819,084
SMR Mortgage Trust, Series 2022-IND, Class D(b)(c)	1M CME TERM SOFR + 3.95%	02/15/39	5,075,617	5,041,610
TEXAS Commercial Mortgage Trust, Series 2025-TWR, Class C(b)(c)	1M CME TERM SOFR + 2.14%	03/15/27	1,635,000	1,627,643
TEXAS Commercial Mortgage Trust, Series 2025-TWR, Class D(b)(c)	1M CME TERM SOFR + 3.09%	03/15/27	2,000,000	1,991,000
THPT Mortgage Trust, Series 2023-THL, Class C(b)(c)	8.82%	12/10/26	4,844,448	4,968,950
THPT Mortgage Trust, Series 2023-THL, Class F(b)(c)	7.43%	12/10/26	9,158,000	8,777,027
Velocity Commercial Capital Loan Trust, Series 2019-2, Class M5(b)(c)	4.93%	03/25/27	208,331	164,531
Velocity Commercial Capital Loan Trust, Series 2019-1, Class M6(b)(c)	6.79%	10/29/29	1,066,696	849,075
Velocity Commercial Capital Loan Trust, Series 2021-1, Class M6(b)(c)	5.03%	03/25/31	1,655,964	1,003,252
Velocity Commercial Capital Loan Trust, Series 2021-3, Class M6(b)(c)	5.03%	11/25/31	596,236	451,918
Velocity Commercial Capital Loan Trust, Series 2022-1, Class M5(b)(c)	5.83%	06/25/32	3,418,937	2,406,013
Velocity Commercial Capital Loan Trust, Series 2022-1, Class M6(b)(c)	5.83%	08/25/33	2,009,350	1,324,724
Velocity Commercial Capital Loan Trust, Series 2022-2, Class M5(b)(c)	5.74%	04/25/52	3,212,464	2,623,619
WB Commercial Mortgage Trust, Series 2024-HQ, Class C(b)(c)	7.13%	03/15/28	8,500,000	8,670,000
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class D(b)(c)	1M CME TERM SOFR + 2.94%	11/15/26	2,000,000	1,983,800
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class E(b)(c)	1M CME TERM SOFR + 3.94%	11/15/26	4,750,000	4,702,975

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $1,019,677,320)				985,228,053

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

8	www.axonicfunds.com

Axonic Strategic Income Fund	Consolidated Schedule of Investments

April 30, 2025 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value
CONVERTIBLE CORPORATE BONDS (0.83%)
United States (0.83%)
PennyMac Corp.	5.50%	03/15/26	$10,682,000	$10,582,658
PennyMac Corp.(c)	8.50%	06/01/29	3,000,000	3,012,721
Redwood Trust, Inc.	7.75%	06/15/27	1,000,000	998,141
RWT Holdings, Inc.	5.75%	10/01/25	11,300,000	11,264,970

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $25,482,896)				25,858,490

CORPORATE BONDS (0.14%)
United States (0.14%)
GKN Subordinated CTL Pass-Through Trust/Auburn MI(b)(c)	0.00%	03/15/30	7,076,849	4,389,062

TOTAL CORPORATE BONDS
(Cost $5,029,606)				4,389,062

GOVERNMENT BOND (11.12%)
United States (11.12%)
U.S. Treasury Bond	3.88%	08/15/34	250,000,000	245,019,525
U.S. Treasury Note	4.63%	02/15/35	100,000,000	103,585,940

TOTAL GOVERNMENT BOND
(Cost $349,716,477)				348,605,465

RESIDENTIAL MORTGAGE-BACKED SECURITIES (30.83%)
United States (30.83%)
A&D Mortgage Trust, Series 2023-NQM4, Class A3(c)(d)	8.10%	10/25/27	767,693	784,212
A&D Mortgage Trust, Series 2023-NQM5, Class B1(b)(c)	8.14%	11/25/68	3,000,000	2,996,138
A&D Mortgage Trust, Series 2024-NQM1, Class B1(b)(c)	8.50%	02/25/69	3,017,000	3,025,630
A&D Mortgage Trust, Series 2024-NQM4, Class M1(b)(c)	5.93%	08/25/69	6,800,000	6,729,775
A&D Mortgage Trust, Series 2024-NQM4, Class B1B(b)(c)	8.04%	08/25/69	2,572,667	2,532,099
ADMT, Series 2024-NQM6, Class A3(c)(d)	6.07%	01/25/70	3,641,879	3,655,947
ADMT, Series 2024-NQM6, Class M1(b)(c)	6.57%	01/25/70	5,000,000	5,025,773
AlphaFlow Transitional Mortgage Trust, Series 2021-WL1, Class A2(c)(d)	5.61%	01/25/26	190,559	29,605
Alternative Loan Trust, Series 2006-18CB, Class A1(b)	1M CME TERM SOFR + 0.58%	07/25/36	8,902,831	3,355,691
Alternative Loan Trust, Series 2006-18CB, Class A7(b)	1M CME TERM SOFR + 0.46%	07/25/36	23,567,829	8,693,505
Alternative Loan Trust, Series 2006-24CB, Class A5(b)	1M CME TERM SOFR + 0.71%	08/25/36	5,039,842	2,085,743
Alternative Loan Trust, Series 2006-24CB, Class A19(b)	1M CME TERM SOFR + 0.61%	08/25/36	2,325,595	945,802
Alternative Loan Trust, Series 2006-2CB, Class A4(b)	1M CME TERM SOFR + 0.51%	03/25/36	3,671,451	1,192,396
Alternative Loan Trust, Series 2006-40T1, Class 1A3(b)	1M CME TERM SOFR + 0.66%	01/25/37	4,192,460	2,092,239
Alternative Loan Trust, Series 2006-42, Class 1A1(b)	1M CME TERM SOFR + 0.71%	01/25/47	6,171,867	2,607,227
Alternative Loan Trust, Series 2006-6CB, Class 2A1(b)	1M CME TERM SOFR + 0.81%	05/25/36	9,910,885	2,823,375

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

Semi-Annual Report | April 30, 2025	9

Axonic Strategic Income Fund	Consolidated Schedule of Investments

April 30, 2025 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value
Alternative Loan Trust, Series 2007-2CB, Class 1A12(b)	1M CME TERM SOFR + 0.61%	03/25/37	$1,566,309	$641,951
Alternative Loan Trust, Series 2007-5CB, Class 1A21(b)	1M CME TERM SOFR + 0.65%	04/25/37	2,027,019	786,030
Alternative Loan Trust, Series 2007-5CB, Class 1A19(b)	1M CME TERM SOFR + 0.56%	04/25/37	12,653,055	4,825,584
American Home Mortgage Investment Trust, Series 2006-3, Class 3A2	6.75%	12/25/36	7,615,093	2,350,553
American Home Mortgage Investment Trust, Series 2007-1, Class GA1C(b)	1M CME TERM SOFR + 0.30%	05/25/47	14,372,343	7,842,723
Angel Oak Mortgage Trust, Series 2020-R1, Class A1(b)(c)	0.99%	04/25/53	1,535,915	1,446,611
Banc of America Funding 2006 8T2 Trust, Series 2006-8T2, Class A6(d)	6.55%	10/25/36	1,482,574	1,285,386
Banc of America Funding , Series 2015-R2, Class 9A2(b)(c)	4.46%	07/27/27	10,209,234	9,147,864
BCAP LLC-I Trust, Series 2010-RR5, Class 2A10(b)(c)	6.10%	04/26/37	8,543,954	4,340,366
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A2A(b)	1M CME TERM SOFR + 0.59%	10/25/36	302,942	279,273
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A2G(b)	1M CME TERM SOFR + 0.59%	10/25/36	2,421,402	2,232,216
Bear Stearns Mortgage Funding Trust, Series 2007-AR2, Class A2(b)	1M CME TERM SOFR + 0.51%	03/25/37	5,690,207	5,087,292
Bear Stearns Mortgage Funding Trust, Series 2007-AR4, Class G2AB(b)	1M CME TERM SOFR + 0.35%	04/25/37	5,041,582	4,496,849
Bear Stearns Mortgage Funding Trust, Series 2007-AR5, Class 2A2(b)	1M CME TERM SOFR + 0.34%	06/25/37	1,834,497	1,611,664
Bear Stearns Mortgage Funding Trust, Series 2007-AR5, Class 1A2G(b)	1M CME TERM SOFR + 0.55%	06/25/37	736,311	613,317
Boston Lending Trust, Series 2022-1, Class M2(b)(c)	2.75%	02/25/27	2,731,770	2,307,526
BRAVO Residential Funding Trust, Series 2021-NQM1, Class A3(b)(c)	1.33%	02/25/49	701,163	653,844
BRAVO Residential Funding Trust, Series 2021-NQM1, Class A1(b)(c)	0.94%	02/25/49	2,197,810	2,048,467
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2024-RTL1, Class A2(c)(d)	8.34%	05/25/27	10,526,000	10,719,065
CHL Mortgage Pass-Through Trust, Series 2007-4, Class 1A51(b)	1M CME TERM SOFR + 0.71%	05/25/37	2,215,639	746,347
CHNGE Mortgage Trust, Series 2022-3, Class A1(b)(c)	5.00%	05/25/67	20,013,025	20,124,037
CHNGE Mortgage Trust, Series 2022-4, Class A1(c)(d)	6.00%	10/25/57	16,303,422	16,595,483
CHNGE Mortgage Trust, Series 2023-2, Class A1(c)(d)	6.53%	05/25/27	952,834	957,087
CHNGE Mortgage Trust, Series 2023-3, Class A1(c)(d)	7.10%	06/25/27	4,010,692	4,051,738
CHNGE Mortgage Trust, Series 2023-4, Class A1(c)(d)	7.57%	09/25/58	5,486,104	5,577,760
CIM Trust, Series 2025-NR1, Class A1(c)(d)	5.00%	06/25/64	22,127,230	21,363,022
CitiMortgage Alternative Loan Trust, Series 2007-A2, Class 1A1(b)	1M CME TERM SOFR + 0.71%	02/25/37	1,192,855	998,081
COLTMortgage Pass-Through Certificates, Series 2021-1R, Class A3(b)(c)	1.42%	05/25/65	2,521,924	2,220,834
COOPR Residential Mortgage Trust, Series 2025-CES1, Class A1B(c)(d)	5.70%	05/25/60	4,000,000	4,000,000
Cross Mortgage Trust, Series 2024-H6, Class B1A(b)(c)	6.64%	09/25/69	1,079,000	1,073,552
Deephaven Residential Mortgage Trust, Series 2020-2, Class A3(c)	2.86%	05/25/65	1,347,559	1,335,346
Deephaven Residential Mortgage Trust, Series 2021-1, Class A3(b)(c)	1.13%	05/25/65	1,623,311	1,540,018
Dominion Mortgage Trust, Series 2021-RTL1, Class A1(c)(d)	3.49%	07/25/27	26,185,367	25,773,469

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

10	www.axonicfunds.com

Axonic Strategic Income Fund	Consolidated Schedule of Investments

April 30, 2025 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value
Dominion Mortgage Trust, Series 2021-RTL1, Class M(c)(d)	5.73%	07/25/27	$3,500,000	$3,292,972
Dominion Mortgage Trust, Series 2025-RTL1, Class A2(c)(d)	8.02%	09/25/27	4,000,000	4,028,671
Fidelis Mortgage Trust, Series 2025-RTL1, Class A2(b)(c)	6.22%	02/27/40	1,750,000	1,751,009
FIGRE Trust, Series 2025-PF1, Class A(b)(c)	5.76%	06/25/55	5,000,000	5,017,633
FIGRE Trust, Series 2025-PF1, Class B(b)(c)	5.91%	06/25/55	3,000,000	3,010,615
FIGRE Trust, Series 2025-PF1, Class C(b)(c)	6.11%	06/25/55	3,955,000	3,968,906
GCAT, Series 2021-NQM4, Class A1(b)(c)	1.09%	08/25/25	543,321	448,988
GS Mortgage-Backed Securities Trust, Series 2021-NQM1, Class B2(b)(c)	4.21%	07/25/61	1,000,000	747,535
HarborView Mortgage Loan Trust, Series 2006-4, Class 1A2A(b)	1M CME TERM SOFR + 0.49%	05/19/46	9,465,862	4,694,937
Home Partners of America, Series 2021-2, Class G(c)	4.51%	12/17/26	5,760,503	5,549,669
Homeward Opportunities Fund Trust, Series 2025-RRTL1, Class A2(c)(d)	5.85%	02/25/27	6,100,000	6,096,911
Homeward Opportunities Fund Trust, Series 2025-RRTL1, Class M1(b)(c)	6.83%	02/25/27	4,000,000	3,975,319
Imperial Fund Mortgage Trust, Series 2020-NQM1, Class A1(b)(c)	1.38%	10/25/55	4,496,997	4,160,785
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class B1(b)(c)	8.11%	02/25/68	4,500,000	4,484,388
JP Morgan Mortgage Trust, Series 2025-VIS1, Class B1(b)(c)	7.06%	02/25/29	4,955,000	4,895,124
Lehman Mortgage Trust, Series 2005-2, Class 2A1(b)	1M CME TERM SOFR + 0.79%	12/25/35	4,684,646	2,308,534
Lehman Mortgage Trust, Series 2006-7, Class 3A1(b)	1M CME TERM SOFR + 0.46%	11/25/36	34,338,479	3,818,233
Lehman Mortgage Trust, Series 2006-9, Class 1A5(b)	1M CME TERM SOFR + 0.71%	01/25/37	1,619,223	833,981
Lehman Mortgage Trust, Series 2007-2, Class 2A1(b)	1M CME TERM SOFR + 0.42%	02/25/37	24,989,148	4,286,066
Lehman XS Trust, Series 2007-6, Class 3A31(d)	4.23%	05/25/37	3,171,761	2,917,786
Lehman XS Trust, Series 2007-6, Class 3A32(b)	1M CME TERM SOFR + 0.61%	05/25/37	6,727,424	6,230,915
LHOME Mortgage Trust, Series 2023-RTL1, Class A1(c)(d)	7.87%	01/25/28	26,353,905	26,439,479
LHOME Mortgage Trust, Series 2023-RTL2, Class A1(c)(d)	8.00%	06/25/28	15,000,000	15,092,962
LHOME Mortgage Trust, Series 2023-RTL3, Class A1(c)(d)	8.00%	08/25/28	22,500,000	22,677,214
LHOME Mortgage Trust, Series 2023-RTL3, Class A2(c)(d)	9.00%	08/25/28	3,000,000	3,010,316
LHOME Mortgage Trust, Series 2023-RTL4, Class A1(c)(d)	7.63%	06/25/26	13,750,000	13,892,484
LHOME Mortgage Trust, Series 2024-RTL1, Class A2(c)(d)	9.17%	01/25/29	6,000,000	6,052,408
LHOME Mortgage Trust, Series 2024-RTL1, Class A1(c)(d)	7.02%	01/25/29	5,500,000	5,539,034
LHOME Mortgage Trust, Series 2024-RTL2, Class A1(c)(d)	7.13%	10/25/26	14,306,000	14,456,571
LHOME Mortgage Trust, Series 2024-RTL2, Class A2(c)(d)	8.90%	10/25/26	4,100,000	4,136,369
LHOME Mortgage Trust, Series 2024-RTL3, Class M(c)(d)	10.73%	12/25/26	1,250,000	1,259,582
LHOME Mortgage Trust, Series 2024-RTL3, Class A2(c)(d)	8.37%	12/25/26	10,500,000	10,588,063
LHOME Mortgage Trust, Series 2024-RTL3, Class A1(c)(d)	6.90%	12/25/26	6,236,000	6,305,042
LHOME Mortgage Trust, Series 2024-RTL4, Class M1(b)(c)	7.79%	01/25/27	12,000,000	11,994,541
LHOME Mortgage Trust, Series 2024-RTL5, Class M2(b)(c)	8.18%	09/25/39	6,900,000	6,884,987
LHOME Mortgage Trust, Series 2024-RTL5, Class M1(b)(c)	6.82%	09/25/39	9,400,000	9,253,859
LHOME Mortgage Trust, Series 2025-RTL1, Class M2(b)(c)	8.38%	01/25/40	3,750,000	3,747,603
LHOME Mortgage Trust, Series 2025-RTL1, Class M1(b)(c)	7.02%	01/25/40	6,000,000	5,922,176
LHOME Mortgage Trust, Series 2025-RTL1, Class A2(c)(d)	5.95%	01/25/40	5,000,000	4,993,430
LHOME Mortgage Trust, Series 2025-RTL2, Class A1(b)(c)	5.61%	04/25/40	5,000,000	4,999,910
LHOME Mortgage Trust, Series 2025-RTL2, Class A2(b)(c)	6.10%	04/25/40	4,400,000	4,399,918

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

Semi-Annual Report | April 30, 2025	11

Axonic Strategic Income Fund	Consolidated Schedule of Investments

April 30, 2025 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value
Merrill Lynch Alternative Note Asset Trust, Series 2007-AF1, Class 1A10(b)	1M CME TERM SOFR + 0.46%	05/25/37	$16,094,736	$2,394,678
MFA, Series 2023-RTL2, Class A1(c)(d)	8.50%	04/25/26	27,486,000	27,804,453
MFA, Series 2024-NQM2, Class B1B(b)(c)	7.29%	08/25/69	5,448,000	5,376,262
MFA, Series 2024-RTL3, Class A2(c)(d)	6.54%	05/25/28	4,600,000	4,620,873
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC1, Class A1(c)(d)	5.56%	04/25/29	6,000,000	6,014,812
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC1, Class A2(c)(d)	5.76%	04/25/29	2,750,000	2,756,770
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC1, Class A3(c)(d)	5.97%	04/25/29	3,000,000	3,007,373
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC1, Class M1(b)(c)	6.76%	04/25/29	5,000,000	5,018,457
NYMT Loan Trust, Series 2024-BPL1, Class A2(c)(d)	8.62%	07/25/26	9,590,000	9,601,403
NYMT Loan Trust, Series 2024-BPL1, Class A1(c)(d)	7.15%	07/25/26	5,000,000	5,017,420
NYMT Loan Trust, Series 2024-BPL2, Class A1(c)(d)	6.51%	05/25/39	4,000,000	4,033,654
NYMT Loan Trust, Series 2024-BPL2, Class M(c)	8.41%	05/25/39	11,250,000	11,344,426
NYMT Loan Trust, Series 2024-BPL3, Class M1(b)(c)	6.90%	09/25/39	8,700,000	8,695,278
PRKCM , Series 2023-AFC1, Class A3(c)(d)	7.30%	02/25/27	1,021,861	1,026,442
Progress Residential , Series 2022-SFR1, Class G(c)	5.52%	02/17/29	2,000,000	1,864,774
PRPM LLC, Series 2024-2, Class A1(c)(d)	7.03%	03/25/27	2,818,644	2,837,364
PRPM LLC, Series 2024-4, Class A1(c)(d)	6.41%	07/25/27	10,751,151	10,844,193
PRPM LLC, Series 2025-2, Class A1(c)(d)	6.47%	05/25/30	7,000,000	7,016,320
Rain City Mortgage Trust, Series 2024-RTL1, Class A1(b)(c)	6.53%	11/25/29	15,000,000	15,054,552
Rain City Mortgage Trust, Series 2024-RTL1, Class A2(b)(c)	8.02%	11/25/29	10,000,000	10,042,921
RALI, Series 2006-QS2, Class 1A14(b)	1M CME TERM SOFR + 0.81%	02/25/36	4,970,542	3,833,314
RALI, Series 2006-QS4, Class A5(b)	1M CME TERM SOFR + 0.61%	04/25/36	1,533,138	1,093,330
RALI, Series 2006-QS8, Class A4(b)	1M CME TERM SOFR + 0.56%	08/25/36	879,414	641,669
RALI, Series 2007-QO5, Class A(b)	12M US FED + 3.12%	08/25/47	9,462,102	1,427,561
RALI, Series 2007-QS7, Class 2A1	6.75%	06/25/37	28,192,702	11,280,757
RBSSP Resecuritization Trust, Series 2009-7, Class 5A3(b)(c)	1M CME TERM SOFR + 0.51%	06/26/37	3,044,475	2,114,770
Residential Asset Securitization Trust, Series 2006-R1, Class A2(b)	1M CME TERM SOFR + 0.51%	01/25/46	9,848,850	2,571,398
Residential Asset Securitization Trust, Series 2007-A1, Class A1	6.00%	03/25/37	3,533,606	1,095,073
Residential Mortgage Loan Trust, Series 2020-1, Class A3(b)(c)	2.68%	01/26/60	237,528	233,523
RMF Proprietary Issuance Trust, Series 2022-1, Class M2(b)(c)	3.00%	01/25/28	5,000,000	4,227,000
ROC Mortgage Trust, Series 2021-RTL1, Class A1(b)(c)	3.49%	08/25/26	3,244,914	3,229,612
ROC Mortgage Trust, Series 2021-RTL1, Class M(b)(c)	6.68%	08/25/26	6,745,000	6,623,861
ROC Mortgage Trust, Series 2024-RTL1, Class M1(b)(c)	7.28%	04/25/27	7,000,000	7,028,478
ROC Mortgage Trust, Series 2024-RTL1, Class A2(c)(d)	6.06%	04/25/27	4,250,000	4,242,211
ROC Mortgage Trust, Series 2025-RTL1, Class A2(c)(d)	6.11%	08/25/27	4,200,000	4,250,611
ROC Mortgage Trust, Series 2025-RTL1, Class M1(b)(c)	6.99%	08/25/27	5,000,000	5,061,027
SAIF Securitization Trust, Series 2024-CES1, Class A1(c)(d)	5.97%	08/25/28	12,308,550	12,371,357
SAIF Securitization Trust, Series 2024-CES1, Class A3(c)(d)	6.33%	08/25/28	745,000	747,602
SAIF Securitization Trust, Series 2024-CES1, Class M1(c)(d)	6.73%	08/25/28	3,036,000	3,030,214

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

12	www.axonicfunds.com

Axonic Strategic Income Fund	Consolidated Schedule of Investments

April 30, 2025 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value
Saluda Grade Alternative Mortgage Trust, Series 2024-INV1, Class M1(b)(c)	6.60%	07/25/28	$2,000,000	$2,004,952
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL4, Class A1(c)(d)	7.50%	02/25/30	38,750,000	38,767,596
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL5, Class M(c)(d)	12.95%	04/25/30	2,500,000	2,558,853
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL5, Class A1(c)(d)	7.76%	04/25/30	30,500,000	30,736,683
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL6, Class A2(c)(d)	8.68%	12/25/26	12,250,000	12,289,091
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL6, Class A1(c)(d)	7.44%	12/25/26	23,389,000	23,489,278
SG Residential Mortgage Trust, Series 2019-3, Class A3(b)(c)	3.08%	09/25/59	212,770	211,553
SG Residential Mortgage Trust, Series 2019-3, Class A2(b)(c)	2.88%	09/25/59	75,610	75,188
Spruce Hill Mortgage Loan Trust, Series 2020-SH2, Class M1(b)(c)	4.33%	06/25/55	263,093	262,206
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3(b)(c)	2.92%	09/27/49	3,790,071	3,719,809
Starwood Mortgage Residential Trust, Series 2021-2, Class A2(b)(c)	1.17%	05/25/65	634,356	598,665
Starwood Mortgage Residential Trust, Series 2021-2, Class A3(b)(c)	1.43%	05/25/65	773,605	730,681
Structured Asset Mortgage Investments II Trust, Series 2007-AR2, Class 1A2(b)	1M CME TERM SOFR + 0.49%	02/25/37	4,517,643	5,289,356
Toorak Mortgage Trust, Series 2024-1, Class M1(c)(d)	12.55%	02/25/31	6,000,000	6,037,351
Toorak Mortgage Trust, Series 2024-1, Class A2(c)(d)	9.60%	02/25/31	7,000,000	7,036,173
Toorak Mortgage Trust, Series 2024-1, Class A1(c)(d)	7.33%	02/25/31	20,000,000	20,045,316
Toorak Mortgage Trust, Series 2024-RRTL1, Class A2(c)(d)	7.57%	03/25/26	6,500,000	6,574,006
Toorak Mortgage Trust, Series 2024-RRTL1, Class M1(b)(c)	9.16%	03/25/26	4,000,000	4,068,636
Toorak Mortgage Trust, Series 2024-RRTL2, Class A2(c)(d)	5.90%	09/25/39	13,875,000	13,832,450
Toorak Mortgage Trust, Series 2024-RRTL2, Class M1(b)(c)	7.26%	09/25/39	6,000,000	6,017,096
Toorak Mortgage Trust, Series 2024-RRTL2, Class B1(b)(c)	8.18%	09/25/39	2,800,000	2,774,529
Toorak Mortgage Trust, Series 2025-RRTL1, Class A2(c)(d)	6.16%	03/25/27	15,750,000	15,788,830
Toorak Mortgage Trust, Series 2025-RRTL1, Class M1(b)(c)	6.79%	03/25/27	4,000,000	4,015,478
Toorak Mortgage Trust, Series 2025-RRTL1, Class B1(b)(c)	8.34%	03/25/27	3,000,000	3,011,385
TVC Mortgage Trust, Series 2024-RRTL1, Class A2(c)(d)	5.96%	02/25/27	2,000,000	1,993,811
TVC Mortgage Trust, Series 2025-RRTL1, Class A2(c)(d)	6.68%	04/25/40	6,797,000	6,796,948
Velocity Commercial Capital Loan Trust, Series 2025-RTL1, Class A1(c)(d)	6.80%	03/25/30	17,806,000	17,876,492
Velocity Commercial Capital Loan Trust, Series 2025-RTL1, Class A2(c)(d)	8.52%	03/25/30	5,863,000	5,890,106
Verus Securitization Trust, Series 2021-R1, Class A2(b)(c)	1.06%	10/25/63	881,894	837,854
Verus Securitization Trust, Series 2021-R1, Class A1(b)(c)	0.82%	10/25/63	1,187,733	1,127,956
Verus Securitization Trust, Series 2021-R1, Class A3(b)(c)	1.26%	10/25/63	2,111,882	2,008,778
Verus Securitization Trust, Series 2021-R3, Class A1(b)(c)	1.02%	04/25/64	17,867,842	16,575,482
Verus Securitization Trust, Series 2021-R3, Class B2(b)(c)	4.07%	04/25/64	3,000,000	2,542,595
Verus Securitization Trust, Series 2024-7, Class B1(b)(c)	6.50%	09/25/69	3,300,000	3,224,369
Vontive Mortgage Trust, Series 2025-RTL1, Class A2(c)(d)	8.01%	03/25/27	2,000,000	2,015,652

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(Cost $994,511,752)				966,114,434

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

Semi-Annual Report | April 30, 2025	13

Axonic Strategic Income Fund	Consolidated Schedule of Investments

April 30, 2025 (Unaudited)

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS - COMMON SHARES (7.65%)
Money Market Fund (7.65%)
First American Government Obligations Fund	4.25%	239,873,744	239,873,744

TOTAL SHORT TERM INVESTMENTS
(Cost $239,873,744)			239,873,744

TOTAL INVESTMENTS (100.26%)
(Cost $3,215,059,295)			$3,142,065,469

Liabilities in Excess of Other Assets (-0.26%)			(8,078,180)
NET ASSETS (100.00%)			$3,133,987,289

(a)	Perpetual maturity.
(b)	Floating or variable rate security. The Reference Rates are described below. Interest rate shown reflects the rate in effect at April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. The total value of Rule 144A securities amounts to $2,312,850,941, which represents 73.74% of net assets as of April 30, 2025.
(d)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at April 30, 2025.
(e)	The Fund's interest in this loan is held through a wholly-owned LLC of the fund. See Notes 1 and 2 to the Consolidated Financial Statements and Consolidated Financial Highlights.
(f)	Interest only securities.

Investment Abbreviations:

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

FED - Federal Funds Rate

Reference Rates:

1M CME Term SOFR - 1 Month CME SOFR as of April 30, 2025 was 4.32%

12M US FED - 12 Month US FED as of April 30, 2025 was 4.40%

1M CME Term SOFR - 1 Month CME SOFR as of April 30, 2025 was 4.32%

1M US SOFR - 1 Month US SOFR as of April 30, 2025 was 4.35%

30D US SOFR - 30 Day US SOFR as of April 30, 2025 was 4.35%

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

14	www.axonicfunds.com

Axonic Strategic Income Fund	Consolidated Schedule of Investments

April 30, 2025 (Unaudited)

INTEREST RATE SWAP CONTRACTS (CENTRALLY CLEARED)

Pay/Receive Floating Rate*	Clearing House	Floating Rate	Expiration Date	Notional Amount**	Currency	Fixed Rate	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	Goldman Sachs & Co. LLC	1D US SOFR	01/22/2034	13,256,000	USD	3.74%	$147,199	$147,199
Receive	Goldman Sachs & Co. LLC	1D US SOFR	04/07/2027	4,000,000	USD	2.46%	69,599	69,599
Receive	Goldman Sachs & Co. LLC	1D US SOFR	05/25/2026	20,000,000	USD	0.91%	638,709	638,709
Receive	Goldman Sachs & Co. LLC	1D US SOFR	08/05/2026	50,000,000	USD	0.73%	1,930,160	1,930,160
Receive	Goldman Sachs & Co. LLC	1D US SOFR	07/07/2027	5,000,000	USD	2.54%	86,070	86,070
Receive	Goldman Sachs & Co. LLC	1D US SOFR	08/05/2025	2,000,000	USD	2.83%	8,131	8,131
Receive	Goldman Sachs & Co. LLC	1D US SOFR	03/21/2026	9,000,000	USD	1.99%	145,007	145,007
Receive	Goldman Sachs & Co. LLC	1D US SOFR	02/13/2034	26,664,000	USD	3.82%	460,874	460,874
Receive	Goldman Sachs & Co. LLC	1D US SOFR	04/19/2026	2,000,000	USD	2.50%	24,083	24,083
Receive	Goldman Sachs & Co. LLC	1D US SOFR	08/05/2025	2,000,000	USD	2.88%	7,878	7,878
Receive	Goldman Sachs & Co. LLC	1D US SOFR	05/13/2026	3,837,000	USD	2.69%	40,561	40,561
							$3,558,271	$3,558,271

Pay	Goldman Sachs & Co. LLC	1D US SOFR	10/11/2034	21,500,000	USD	3.60%	$(47,705)	$(47,705)
Pay	Goldman Sachs & Co. LLC	1D US SOFR	04/24/2033	35,542,920	USD	3.38%	(643,339)	(643,339)
Pay	Goldman Sachs & Co. LLC	1D US SOFR	04/03/2033	34,745,115	USD	3.39%	(578,415)	(578,415)
							$(1,269,459)	$(1,269,459)
							$2,288,812	$2,288,812

*	The swap contracts with the floating 1D US SOFR pay and receive amounts annually, while 1M US SOFR pay amounts semiannually and receive amounts quarterly, and while 3M US SOFR pay amounts monthly and receive amounts semiannually.
**	The notional amount of each interest rate swap contract is stated in the currency in which the derivative is denominated.

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

Semi-Annual Report | April 30, 2025	15

Axonic Strategic Income Fund	Consolidated Statement of Assets and Liabilities

April 30, 2025 (Unaudited)

ASSETS:
Investments, at fair value (Cost $3,215,059,295)	$3,142,065,469
Net unrealized appreciation on interest rate swap contracts	2,288,812
Receivable for investment securities sold	4,776,770
Dividend receivable	901,687
Interest receivable	11,313,121
Receivable for shares sold	36,933,955
Deposit held with broker for interest rate swap contracts	6,315,103
Prepaid expenses and other assets	126,048
Total Assets	3,204,720,965

LIABILITIES:
Payable for investments purchased	52,292,102
Interest payable on loan	54,167
Income distribution payable	7,007,876
Capital shares payable	8,680,493
Accrued legal and audit fees payable	62,411
Due to Adviser	2,189,582
Accrued fund accounting and administration fees payable	312,279
Distribution and shareholder service fees payable	46,329
Accrued Chief Compliance Officer fee payable	5,591
Other payables and accrued expenses	82,846
Total Liabilities	70,733,676
Net Assets	$3,133,987,289

COMPOSITION OF NET ASSETS:
Paid-in capital	$3,227,280,046
Total distributable earnings (accumulated deficit)	(93,292,757)
Net Assets	$3,133,987,289

PRICING OF SHARES:
Class A
Net Assets	$81,105,573
Shares of beneficial interest outstanding (unlimited number of shares, no par value common share authorized)	9,219,440
Net Asset Value and redemption price per share	$8.80
Class I
Net Assets	$3,052,881,716
Shares of beneficial interest outstanding (unlimited number of shares, no par value common share authorized)	340,774,832
Net Asset Value and redemption price per share	$8.96

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

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Axonic Strategic Income Fund	Consolidated Statement of Operations

For the Six Months Ended April 30, 2025 (Unaudited)

INVESTMENT INCOME:
Dividends	$5,651,655
Interest	111,359,066
Total Investment Income	117,010,721

EXPENSES:
Advisory fees (Note 4)	13,040,091
Audit and tax fees	26,222
Chief Compliance Officer fee (Note 4)	17,451
Custodian fees	99,832
Distribution fees
Class A	101,632
Fund accounting and administration fees (Note 4)	1,342,991
Insurance expenses	26,913
Interest on loan	54,167
Legal fees	249,659
Printing expenses	30,019
Registration expenses	236,192
Shareholder service fees
Class A	60,979
Transfer agent fees (Note 4)	146,264
Trustees' fees and expenses (Note 4)	89,332
Other expenses	30,279
Net expenses	15,552,023
Net Investment Income	101,458,698

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss on investments	(17,394,431)
Net realized gain on interest rate swap contracts	2,341,852
Net change in unrealized appreciation on investments	13,447,546
Net change in unrealized appreciation on interest rate swap contracts	1,066,228
Net Realized and Unrealized Loss on Investments	(538,805)

Net Increase in Net Assets from Operations	$100,919,893

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

Semi-Annual Report | April 30, 2025	17

Axonic Strategic Income Fund	Consolidated Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
FROM OPERATIONS:
Net investment income	$101,458,698	$176,367,406
Net realized gain/(loss)	(15,052,579)	2,501,646
Net change in unrealized appreciation	14,513,774	67,405,956
Net Increase in Net Assets from Operations	100,919,893	246,275,008

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings
Class A	(3,046,627)	(5,727,142)
Class I	(113,491,496)	(185,237,615)
Decrease in Net Assets from Distributions to Shareholders	(116,538,123)	(190,964,757)

CAPITAL SHARE TRANSACTIONS:
Class A
Proceeds from sale of shares of beneficial interest	16,299,200	26,674,786
Distributions reinvested	2,844,299	4,822,169
Disbursements for redemption of shares of beneficial interest	(17,393,619)	(15,446,284)
Class I
Proceeds from sale of shares of beneficial interest	771,263,929	1,367,847,706
Distributions reinvested	94,151,265	141,142,030
Disbursements for redemption of shares of beneficial interest	(674,337,983)	(541,395,601)
Net Increase from Capital Share Transactions	192,827,091	983,644,806
Net Increase in Net Assets	177,208,861	1,038,955,057

NET ASSETS:
Beginning of period	2,956,778,428	1,917,823,371
End of period	$3,133,987,289	$2,956,778,428

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Class A
Beginning shares	9,018,504	7,196,036
Issued	1,851,737	3,028,752
Distributions reinvested	323,154	549,566
Redeemed	(1,973,955)	(1,755,850)
Net increase in capital shares	200,936	1,822,468
Ending shares	9,219,440	9,018,504
Class I
Beginning shares	319,345,016	211,105,129
Issued	86,160,297	153,014,959
Distributions reinvested	10,513,415	15,838,470
Redeemed	(75,243,896)	(60,613,542)
Net increase in capital shares	21,429,816	108,239,887
Ending shares	340,774,832	319,345,016

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

18	www.axonicfunds.com

Axonic Strategic Income Fund Class A	Consolidated Financial Highlights

For a Share Outstanding Throughout each Period Presented

	For the Six Months Ended April 30, 2025 (Unaudited)		For the Year Ended October 31, 2024		For the Year Ended October 31, 2023		For the Year Ended October 31, 2022		For the Year Ended October 31, 2021
OPERATING PERFORMANCE:
Net asset value - beginning of period	$8.86		$8.67		$8.78		$9.94		$9.68
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.27		0.62		0.60		0.37		0.44
Net realized and unrealized gain/(loss) on investments	(0.05)		0.29		(0.16)		(0.90)		0.30	(b)
Total Income/(Loss) from Investment Operations	0.22		0.91		0.44		(0.53)		0.74

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.28)		(0.72)		(0.53)		(0.43)		(0.43)
From net realized gains	–		–		(0.02)		(0.20)		(0.05)
Total Distributions to Shareholders	(0.28)		(0.72)		(0.55)		(0.63)		(0.48)

Net asset value - end of period	$8.80		$8.86		$8.67		$8.78		$9.94

Total Investment Return - Net Asset Value(c)	3.09	%(d)(e)	10.93	%(e)	5.25	%(e)	(5.29	%)(e)	7.85	%(e)

RATIOS AND SUPPLEMENTAL DATA:
Net assets end of period (000s)	$81,106		$79,893		$62,415		$44,534		$40,414
Ratio of expenses to average net assets excluding reimbursement/recoupment(f)	1.40	%(g)	1.42%		1.42%		1.39%		1.60%
Ratio of expenses to average net assets including reimbursement/recoupment(f)	1.40	%(g)	1.42%		1.44%		1.50%		1.50%
Ratio of net investment income to average net assets(f)	6.21	%(g)	7.04%		6.90%		3.93%		4.40%
Portfolio turnover rate	31	%(d)	72%		38%		32%		66%

(a)	Calculated using average shares method.
(b)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Consolidated Statement of Operations due to share transactions for the period.
(c)	During periods in which certain expenses were reimbursed, total returns would have been lower. During periods in which certain expenses were recouped, total returns would have been higher. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude applicable sales charges.
(d)	Not annualized.
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f)	Expenses and net investment income/(loss) amounts used to calculate the ratios above include amounts allocated to investors. An individual investor's results may vary based on a variety of factors and the timing of capital transactions.
(g)	Annualized.

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

Semi-Annual Report | April 30, 2025	19

Axonic Strategic Income Fund Class I	Consolidated Financial Highlights

For a Share Outstanding Throughout each Period Presented

	For the Six Months Ended April 30, 2025 (Unaudited)		For the Year Ended October 31, 2024		For the Year Ended October 31, 2023		For the Year Ended October 31, 2022		For the Year Ended October 31, 2021
OPERATING PERFORMANCE:
Net asset value - beginning of period	$9.01		$8.79		$8.86		$9.99		$9.69
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.29		0.66		0.65		0.42		0.48
Net realized and unrealized gain/(loss) on investments	(0.05)		0.30		(0.15)		(0.92)		0.30	(b)
Total Income/(Loss) from Investment Operations	0.24		0.96		0.50		(0.50)		0.78

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.29)		(0.74)		(0.55)		(0.43)		(0.43)
From net realized gains	–		–		(0.02)		(0.20)		(0.05)
Total Distributions to Shareholders	(0.29)		(0.74)		(0.57)		(0.63)		(0.48)

Net asset value - end of period	$8.96		$9.01		$8.79		$8.86		$9.99

Total Investment Return - Net Asset Value(c)	3.27	%(d)(e)	11.31	%(e)	5.82	%(e)	(4.84	%)(e)	8.28	%(e)

RATIOS AND SUPPLEMENTAL DATA:
Net assets end of period (000s)	$3,052,882		$2,876,885		$1,855,409		$1,313,775		$1,306,541
Ratio of expenses to average net assets excluding reimbursement/recoupment(f)	1.00	%(g)	1.03%		1.02%		1.00%		1.02%
Ratio of expenses to average net assets including reimbursement/recoupment(f)	1.00	%(g)	1.03%		1.02%		1.00%		1.04%
Ratio of net investment income to average net assets(f)	6.62	%(g)	7.42%		7.31%		4.42%		4.87%
Portfolio turnover rate	31	%(d)	72%		38%		32%		66%

(a)	Calculated using average shares method.
(b)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Consolidated Statement of Operations due to share transactions for the period.
(c)	During periods in which certain expenses were reimbursed, total returns would have been lower. During periods in which certain expenses were recouped, total returns would have been higher. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude applicable sales charges.
(d)	Not annualized.
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f)	Expenses and net investment income/(loss) amounts used to calculate the ratios above include amounts allocated to investors. An individual investor's results may vary based on a variety of factors and the timing of capital transactions.
(g)	Annualized.

See Notes to Consolidated Financial Statements and Consolidated Financial Highlights.

20	www.axonicfunds.com

Axonic Strategic Income Fund	Notes to Consolidated Financial Statements and Consolidated Financial Highlights

April 30, 2025 (Unaudited)

1. ORGANIZATION

Axonic Strategic Income Fund (the “Fund”), is a diversified series of the Axonic Funds (the ”Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on October 17, 2019 pursuant to a Declaration of Trust governed by the laws of the State of Delaware. Axonic Capital LLC (the “Adviser”) acts as the Fund’s investment adviser. The Adviser is a registered investment adviser and is responsible for making the investment decisions for the Fund’s portfolio. The Fund’s investment objective is to seek total return. Under normal circumstances, the Fund will concentrate its investments (i.e., invest 25% or more of its total assets (measured at the time of purchase)) in Mortgage-Backed Securities (“MBS”) and other mortgage-related securities (such as CMOs), which the Fund treats as investments in a group of industries.

The Fund currently offers Class A and Class I shares. Class A shares commenced operations on July 17, 2020 and Class I commenced operations on December 31, 2019. Class A shares are offered subject to a maximum sales charge of 2.25%. Class I shares are offered at NAV and are not subject to sales charges. The Fund may offer additional classes of shares in the future.

The Fund's assets may be invested in a wholly-owned and controlled subsidiary of the Fund, Axonic Strategic Loan Funds LLC (the "Subsidiary"). The Subsidiary has the same investment objective as the Fund and is a Delaware limited liability company. To the extent permitted by the 1940 Act, the Fund may make investments through the Subsidiary, which is a pass-through entity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is considered an investment company for financial reporting purposes under GAAP. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 “Financial Services – Investment Companies.” The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Consolidation of Subsidiary – The consolidated financial statements include the financial position and the results of operations of the Fund and its Subsidiary. As of April 30, 2025, the total value of investments held by the Subsidiary is $1,008,276, or 0.03% of the Fund’s net assets.

All intercompany accounts and transactions have been eliminated in these consolidated financial statements.

Securities Valuation – The Fund values it investments at fair value. The Fund’s Board of Trustees (the “Board”) has approved pricing policies and procedures and fair valuation policies and procedures pursuant to which the Fund will value its investments. The Adviser has appointed an independent Administrator of the Fund, pursuant to the administration agreement, under which the Administrator independently calculates the daily Net Asset Value per share (“NAV”) of the Fund. In doing so, the Administrator, on a daily basis, in compliance with the policies and procedures described above, independently values the investment positions within the Fund’s portfolio. The Administrator at its discretion may notify the Fund or the Board of any valuation conflicts and/or non-compliance with the policies and procedures. The Administrator and the Adviser will include in quarterly written reports to the Board confirmation that the policies and procedures provide fair and accurate prices. Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined. Investments in shares of funds, including money market funds, that are not traded on an exchange are valued at the end of day NAV of such fund.

Securities for which market prices are not “readily available” are valued in good faith by the Fund's Adviser as “valuation designee” under the oversight of the Fund's Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser's fair valuation determinations will be reviewed by the Board. The Advisor may, in turn and subject to its oversight, delegate pricing of securities for which market prices are readily available to the Funds' administrator. All fair valuation determinations shall be made by the Fair Value Committee (the “Committee”), in accordance with policies and procedures established by the Adviser. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value; or trading of the security is subject to local government -imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Semi-Annual Report | April 30, 2025	21

Axonic Strategic Income Fund	Notes to Consolidated Financial Statements and Consolidated Financial Highlights

April 30, 2025 (Unaudited)

Structured credit and other similar debt securities including, but not limited to, asset-backed securities, collateralized debt obligations, collateralized loan obligations, collateralized mortgage obligations, mortgage-backed securities, commercial mortgage-backed security, and other securitized investments backed by certain debt or other receivables (collectively, “Structured Credit Securities”), are valued on the basis of valuations provided by independent pricing services and /or dealers in those instruments recommended by the Adviser and approved by the Board. Interest Rate Swaps are valued by an independent pricing service as approved by the Manager. For centrally cleared swaps, the daily change in valuation and upfront payments, if any, are recorded as a receivable or payable for variation margin on the Consolidated Statement of Assets and Liabilities. In determining fair value, pricing services and dealers will generally use information with respect to transactions in the securities being valued, quotations from other dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities, and yield to maturity information. The Adviser will, based on its reasonable judgment, select the pricing service or dealer quotation that most accurately reflects the fair market value of the Structured Credit Security while taking into account the information utilized by the pricing service or dealer to formulate the quotation in addition to any other relevant factors.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using the fair valuation policies and procedures adopted by, and under the supervision of, the Board. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

The fair valuation policies and procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by an independent pricing service and broker-dealer is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level and supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; and (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve and credit quality.

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability at the measurement date; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

22	www.axonicfunds.com

Axonic Strategic Income Fund	Notes to Consolidated Financial Statements and Consolidated Financial Highlights

April 30, 2025 (Unaudited)

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. To the extent practicable, the Adviser generally endeavors to maximize the use of observable inputs and minimize the use of unobservable inputs by requiring that the most observable inputs are to be used when available.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of April 30, 2025:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$274,606	$–	$–	$274,606
Preferred Stocks	11,367,132	–	–	11,367,132
Asset-Backed Securities	–	532,509,089	–	532,509,089
Bank Loans	–	27,845,394	–	27,845,394
Commercial Mortgage-Backed Securities	–	985,228,053	–	985,228,053
Convertible Corporate Bonds	–	25,858,490	–	25,858,490
Corporate Bonds	–	4,389,062	–	4,389,062
Government Bonds	–	348,605,465	–	348,605,465
Residential Mortgage-Backed Securities	–	966,114,434	–	966,114,434
Short Term Investments	239,873,744	–	–	239,873,744
Total	$251,515,482	$2,890,549,987	$–	$3,142,065,469
Other Financial Instruments(b)
Assets:
Interest Rate Swap Contracts	$–	$3,558,271	$–	$3,558,271
Liabilities:
Interest Rate Swap Contracts	$–	$(1,269,459)	$–	$(1,269,459)
Total	$–	$2,288,812	$–	$2,288,812

(a)	For detailed descriptions of industries, see the accompanying Consolidated Schedule of Investments.
(b)	Other financial instruments are derivative instruments reflected in the Consolidated Schedule of Investments. The derivatives shown in this table are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value.

Securities Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Dividend income from REITs is recognized on the ex-dividend date. It is common for distributions from REITs to exceed taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investment in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed-income securities are amortized/accreted over the estimated lives of such securities for financial statement purposes using the effective interest method. Gains and losses realized on principal payments of mortgage-backed securities (paydown gains and losses) are classified as part of interest income.

Concentration of Credit Risk – The Fund places its cash with one banking institution, which is insured by Federal Deposit Insurance Corporation (“FDIC”). The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

Semi-Annual Report | April 30, 2025	23

Axonic Strategic Income Fund	Notes to Consolidated Financial Statements and Consolidated Financial Highlights

April 30, 2025 (Unaudited)

Federal and Other Taxes – No provision for income taxes is included in the accompanying consolidated financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax provisions to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the consolidated financial statements.

As of and during the period ended April 30, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Consolidated Statement of Operations. The Fund files U.S. federal, state and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for all open tax years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders – Distributions from the Fund’s net investment income are accrued daily and typically paid monthly. However, there can be no assurances that the Fund will achieve any level of distribution to its Shareholders. The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3. SWAP AGREEMENTS

The Fund may transact in credit default swaps, total return swaps, interest rate swaps, equity swaps, currency swaps and other types of swaps. Such transactions are subject to market risk, liquidity risk, risk of default by the other party to the transaction, known as “counterparty risk,” regulatory risk and risk of imperfect correlation between the value of such instruments and the underlying assets and may involve commissions or other costs.

Swap agreements are primarily entered into by institutional investors and the value of such agreements may be extremely volatile. Certain swap agreements are traded OTC between two parties, while other more standardized swaps must be transacted through a futures commission merchant and centrally cleared or exchange-traded. While central clearing and exchange-trading are intended to reduce counterparty credit and liquidity risk, they do not make a swap transaction risk-free. The current regulatory environment regarding swap agreements is subject to change. The Adviser will continue to monitor these developments, particularly to the extent regulatory changes affect the Fund’s ability to enter into or close out swap agreements.

The swap market has matured in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity and may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments. The inability to close derivative positions also could have an adverse impact on the Fund’s ability to effectively hedge its portfolio. If the Adviser is incorrect in its forecasts of market values, interest rates or currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if these investment techniques were not used. In a total return swap, the Fund pays the counterparty a floating short-term interest rate and receives in exchange the total return of underlying loans or debt securities. The Fund bears the risk of default on the underlying loans or debt securities, based on the notional amount of the swap and, therefore, incurs a form of leverage. The Fund would typically have to post collateral to cover this potential obligation.

The Fund will “cover” its swap positions by segregating an amount of cash and/or liquid securities as required by the 1940 Act and applicable SEC interpretations and guidance from time to time.

24	www.axonicfunds.com

Axonic Strategic Income Fund	Notes to Consolidated Financial Statements and Consolidated Financial Highlights

April 30, 2025 (Unaudited)

Offsetting Arrangements: Certain derivative contracts and reverse repurchase agreements are executed under standardized netting agreements. A netting arrangement creates an enforceable right of off-set that becomes effective, and affects the realization of settment on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material advse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter, or other legal authorization necessary to perform under the contract. These agreements mitigate counterparty risk by providing for a single net settlement with a counterparty for all financial transactions covered by the agreement in an event of default as defined under such agreement. The Fund invests in futures, interest rate swaps, and credit default swaps that are centrally cleared and not subject to the master netting agreements.

The table below is a summary of the effect of interest rate swaps on the Consolidated Statement of Assets and Liabilities.

Risk Exposure	Consolidated Statement of Assets and Liabilities Location	Asset Derivatives Gross Unrealized Appreciation	Liability Derivatives Gross Unrealized Depreciation
Axonic Strategic Income Fund
Interest Rate Risk (Swap Contracts)	Unrealized appreciation/depreciation on interest rate swap contracts(a)	$2,288,812	$–
Total		$2,288,812	$–

(a)	The value presented includes cumulative gain/(loss) on swap contracts; however, the value reflected on the accompanying Consolidated Statement of Assets and Liabilities is the unsettled variation margin receivable/(payable) and/or unrealized appreciation/(depreciation) as of April 30, 2025.

The average notional value of interest rate swap contracts from the period of initial investment to April 30, 2025, was $359,378,368.

The effect of interest rate swap contracts on the Consolidated Statement of Operations for the period ended April 30, 2025, is shown in the table below.

Risk Exposure	Consolidated Statement of Operations Location	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)
Axonic Strategic Income Fund
Interest Rate Risk (Swap Contracts)	Net realized gain on interest rate swap contracts / Net change in unrealized on interest rate swap contracts	$2,341,852	$1,066,228
Total		$2,341,852	$1,066,228

4. ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS

Advisory Fees – Pursuant to the investment advisory agreement by and between the Trust, on behalf of the Fund, and the Adviser (the “Investment Advisory Agreement”), and in consideration of the advisory services provided by the Adviser to the Fund, the Adviser is entitled to a management fee equal to 0.85% of the Fund’s average daily net assets. For the period ended April 30, 2025, the Fund incurred $13,040,091 in Advisory fees.

The Adviser has contractually agreed to waive its fees and/or reimburse certain expenses (inclusive of organizational and offering costs, but exclusive of any taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, 12b-1 fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) to limit the Fund’s Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement to 1.10% of the Fund’s average daily net assets (the “Expense Limit”) through December 31, 2024. The Expense Limit excludes certain expenses and, consequently, the Fund’s Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement may be higher than the Expense Limit. The contractual waiver and expense reimbursement may be changed or eliminated at any time by the Board of Trustees, on behalf of the Fund, upon 60 days’ written notice to the Adviser. The contractual fee waiver and expense reimbursement may not be terminated by the Adviser without the consent of the Board of Trustees. The Adviser may recoup from the Fund any waived amount or reimbursed expenses pursuant to this agreement if such recoupment does not cause the Fund to exceed the current Expense Limit or the Expense Limit in place at the time of the waiver or reimbursement (whichever is lower) and the recoupment is made within three years after the end of the month in which the Adviser incurred the expense. As of April 30, 2025, the Adviser did not have any amounts available for recoupment.

Semi-Annual Report | April 30, 2025	25

Axonic Strategic Income Fund	Notes to Consolidated Financial Statements and Consolidated Financial Highlights

April 30, 2025 (Unaudited)

Compliance Fees – ALPS Fund Services, Inc. provides Chief Compliance Officer Services to the Fund. Additionally, ALPS provides services in monitoring and testing the policies and procedures of the Fund in conjunction with requirements under Rule 38a-1 under the 1940 Act. ALPS is compensated under the Chief Compliance Officer Services Agreement.

Fund Accounting and Administration Fees and Expenses – ALPS Fund Services, Inc. (“ALPS”) serves as the Fund’s administrator and accounting agent (the “Administrator”) and receives customary fees from the Fund for such services.

Transfer Agent – DST Systems Inc., an affiliate of ALPS, serves as transfer, dividend paying and shareholder servicing agent for the Fund (“Transfer Agent”).

Distributor – The Fund has entered into a distribution agreement with ALPS Distributors, Inc. (the “Distributor”) to provide distribution services to the Fund. There are no fees paid to the Distributor pursuant to the distribution agreement.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of ALPS. During the period ended April 30, 2025, no fees were retained by the Distributor.

Trustees – Officers of the Trust and the Trustees who are “interested persons” of the Trust or the Adviser receive no salary from the Trust. The Independent Trustees also serve as independent trustees on the Board of Trustees of the Axonic Alternative Income Fund, a closed-end interval fund for which Axonic Capital LLC also serves as the investment adviser. For their service on the Board and the Board of Trustees of Axonic Alternative Income Fund, the Independent Trustees receive the following fees, which are split between the Fund and the Axonic Alternative Income Fund pro rata based on assets under management: $75,000 annual retainer for each Independent Trustee, $10,000 annually for each of the Valuation Committee Chair, Audit Committee Chair and Nominating and Governance Committee Chair, $5,000 for each quarterly meeting, and $1,000 for each special meeting. The Fund reimburses each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance at Board or committee meetings.

5. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended April 30, 2025, amounted to $1,011,670,121 and $905,217,797 respectively.

6. TAX BASIS INFORMATION

Distributions are determined in accordance with federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

As of April 30, 2025, net unrealized appreciation/(depreciation) of investments based on the federal tax cost were as follows:

Cost of investments for income tax purposes	$3,216,499,951
Gross appreciation (excess of value over tax cost)	$29,060,593
Gross depreciation (excess of tax cost over value)	(101,206,263)
Net unrealized depreciation	$(72,145,670)

26	www.axonicfunds.com

Axonic Strategic Income Fund	Notes to Consolidated Financial Statements and Consolidated Financial Highlights

April 30, 2025 (Unaudited)

7. LINE OF CREDIT

The Fund entered into an uncommitted, secured, revolving line of credit agreement (“Credit Agreement”) with U.S. Bank National Association for redemption purposes, subject to annual renewal and other limitations of the 1940 Act for borrowings. The revolving line of credit agreement's maximum borrowing amounts to the lesser of (i) $450,000,000, (ii) 15% of the gross market value of the Fund, and (iii) 33.33% of the market value of the unencumbered assets of the Fund. On April 30, 2025, the Credit Agreement was amended to extend the termination date to June 26, 2026. Borrowings under the Credit Agreement bear interest of the lender’s prime rate at the time of borrowing. This Note shall bear interest at a rate per annum equal to the greater of (i) zero percent (0.00%) and (ii) the Prime Rate minus one percent (1.00%), which interest shall be payable monthly, in arrears. Borrowings under the Credit Agreement are secured by a perfected, first priority security interest in the assets of the Fund. The Fund had no borrowings during the period ended April 30, 2025.

8. SIGNIFICANT SHAREHOLDERS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act. As of April 30, 2025, the following entities owned beneficially more than 25% of the Fund’s outstanding shares. The shares may be held under omnibus accounts (whereby the transactions of two or more shareholders are combined and carried in the name of the originating broker rather than designated separately). Any transaction by these investors could have a material impact on the share class.

Name	Percentage
Charles Schwab & Co Inc	38.22%
National Financial Services LLC	33.09%

9. SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statement of Assets and Liabilities have been evaluated through the date the consolidated financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these consolidated financial statements.

Semi-Annual Report | April 30, 2025	27

Axonic Strategic Income Fund	Additional Information

April 30, 2025 (Unaudited)

PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 888-926-2688, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30th is available without charge upon request by calling toll-free 833-429-6642, or on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT; the Fund’s Form N-PORT reports are available on the SEC’s Website at http://www.sec.gov.

28	www.axonicfunds.com

Axonic Strategic Income Fund	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

April 30, 2025 (Unaudited)

There have been no changes in or disagreement with the Fund's independent accounting firm during the reporting period.

Semi-Annual Report | April 30, 2025	29

Axonic Strategic Income Fund	Proxy Disclosures for Open-End Management Investment Companies

April 30, 2025 (Unaudited)

Not applicable for this reporting period.

30	www.axonicfunds.com

Axonic Strategic Income Fund	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

April 30, 2025 (Unaudited)

The following chart provides certain information about the Trustee or Directors fees paid by the Trust for the period ended April 30, 2025:

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation from the Trust	Total Compensation from the Trust
Joshua M. Barlow	$33,125	$–	$33,125
Charles D. Mires	$34,375	$–	$34,375
Thomas S. Vales	$32,500	$–	$32,500
Clayton DeGiacinto	$–	$–	$–
Lu Chang	$–	$–	$–
Chris Hughes	$–	$–	$–
Theodore Uhl	$–	$–	$–
Total	$100,000	$–	$100,000

Officers who are employed by the Adviser receive no compensation or expense reimbursement from the Trust.

Semi-Annual Report | April 30, 2025	31

Axonic Strategic Income Fund	Statement Regarding Basis for Approval of Investment Advisory Contract

April 30, 2025 (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), at a meeting held on December 17, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of Axonic Funds (the “Trust”) considered the approval of the continuance of the Investment Advisory Agreement (the “Investment Advisory Agreement” or the “Agreement”) between the Trust, on behalf of its series, the Axonic Strategic Income Fund (the “Fund”), and Axonic Capital LLC (the “Adviser” or “Axonic”) for an additional one-year period. The relevant provisions of the 1940 Act specifically provide that it is the duty of the Board to request and evaluate such information as the Board determines is necessary to allow it to properly consider the renewal of the Agreement, and it is the duty of the Adviser to furnish the Trustees with information that is responsive to their request.

Accordingly, in determining whether to approve the continuance of the Investment Advisory Agreement between the Adviser and the Trust, the Board requested, and the Adviser provided, information and data relevant to the Board’s consideration. This included materials prepared by the Adviser that provided the Board with information regarding, among other things, the estimated fees and expenses of the Fund, as compared to other similar funds.

Following their review and consideration, the Board, including those Trustees who are not considered to be “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), unanimously approved the continuance of the Investment Advisory Agreement for a one year period. In reaching their decision, the Trustees requested and obtained from the Adviser such information as they deemed reasonably necessary to evaluate the Investment Advisory Agreement. The Trustees also carefully considered the profitability data and comparative fee and expense information prepared by Trust management. The following summary does not identify all the matters considered by the Board, but provides a summary of the principal matters the Board considered.

The nature, extent, and quality of the services provided by the Adviser. The Board received and considered information regarding the nature, extent and quality of services provided to the Fund under its Advisory Agreement, including, without limitation, providing a continuous investment program for the Fund, adhering to the Fund’s investment restrictions and complying with the Trust’s policies and procedures. The Board also considered information regarding the experience, qualifications and key personnel of the Adviser, the Adviser’s sales force and the Adviser’s assets under management. The Board reviewed the Adviser’s financial statements and considered the Adviser’s financial condition. The Board also considered the Adviser’s commitment to the Fund, staffing, trading and compliance systems, and its capabilities with respect to service provider oversight. After reviewing the foregoing information and further information provided by the Adviser, the Board concluded that the quality, extent, and nature of the services provided by the Adviser to the Fund were satisfactory and adequate.

The investment performance of the Fund and Adviser. The Board reviewed the short-term and longer-term performance of the Fund on both an absolute basis and in comparison to a peer group of funds determined by a third-party service provider (the “Peer Group”), and a smaller group of comparable funds selected by the Adviser (the “Adviser Peer Group”), as well as relative to its benchmark index. The Board noted that with respect to the median of the Peer Group, the Fund had underperformed over the one-year period but outperformed over the three-year period. The Board also considered the Fund’s outperformance of the average of its benchmark for the one-year and three-year periods ended September 30, 2024. The Board also considered the performance of the Fund relative to its Adviser Peer Group over various time periods. The Board also considered the consistency of the Adviser’s management with the Fund’s investment objective and policies. Following additional discussion of the investment performance of the Fund, the Board concluded that the investment performance of the Fund has been satisfactory.

The cost of advisory services provided and the level of profitability. The Board considered the costs of services provided by and the profits realized by Axonic from its relationship with the Fund, including both direct benefits and indirect benefits accruing to Axonic, including promotion of Axonic’s name. The Board considered how Axonic’s profitability was affected by factors such as its organizational structure and method for allocating expenses, as well as the level of assets in the Fund and complexity of some of the assets in the Fund. The Board concluded that the profit margins of Axonic with respect to the management of the Fund was not unreasonable. The Board considered its discussion with the Adviser regarding the expense limitation agreement (“ELA”), and considered the Adviser’s past fee reductions and expense reimbursements for the Fund. The Board further took into account Axonic’s willingness to continue the ELA for the Fund until at least February 28, 2026.

The Board considered the management fees charged to the Fund, and the Fund’s total expense ratio, as compared to the Peer Group and Adviser Peer Group and to other clients of the Adviser. The Board noted that the advisory fee for the Fund was higher than the average and median as compared to its Adviser Peer group. The Board further noted that the overall expense ratio for the Fund was higher than the average and the median expense ratio for the Adviser Peer Group. The Board also considered the comparability of the Fund’s management fee against broader industry peers, noting that the management fees for the Fund are higher than the asset-weighted average and median fees for the broader industry peers. In considering the comparison in fees and expense ratios between the Fund and its respective comparable funds, the Board looked at the differences in types of funds being compared, the style of investment management, the size of the Fund, and the nature of the investment strategies. The Board also considered the regulatory regime and additional oversight under which the Fund operates, as well as operational differences between the Fund and Axonic’s other clients. Following these comparisons and considerations and upon further consideration and discussion of the foregoing, the Board concluded that the advisory fee to be paid to Axonic by the Fund is reasonable in light of the nature and quality of services provided by Axonic.

32	www.axonicfunds.com

Axonic Strategic Income Fund	Statement Regarding Basis for Approval of Investment Advisory Contract

April 30, 2025 (Unaudited)

The extent to which economies of scale may be realized as the Fund grows and whether management fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board considered Axonic’s views relating to economies of scale in connection with the Fund as the Fund’s assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and its shareholders. While it was noted that the Fund’s investment advisory fee will not decrease as the Fund’s assets grow because it is not subject to investment advisory fee breakpoints, the Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation arrangement with the Fund. The Board also considered the asset classes in which the Fund invests and the Adviser’s assessment of the limited ability to achieve economies of scale in investing within those asset classes. The Board concluded that the advisory fee for the Fund was reasonable in light of the information that was provided to the Board by Axonic with respect to economies of scale.

Other Considerations. The Board determined that Axonic has made a commitment to the recruitment and retention of qualified personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Board also concluded that Axonic has made a significant entrepreneurial commitment to the management and success of the Fund, which entails a substantial financial and professional commitment. The Board also considered matters with respect to the brokerage practices of Axonic, including its best-execution procedures, and noted that these were reasonable and consistent with standard industry practice. The Board also considered the possibility for conflicts of interest to arise with respect to Axonic’s management of the Fund and in that respect the Board considered such matters as the experience and abilities of the advisory personnel assigned to the Fund; Axonic’s process for allocating trades among the Fund and its other clients; and the substance and administration of Axonic’s Code of Ethics. The Board also considered Axonic’s standards and practices relating to the identification and mitigation of potential conflicts of interests in managing the Fund. The Board also considered Axonic’s management of other accounts, including private funds, and the differences in the nature of the services provided for these accounts as compared to the Fund in light of the range of fees charged to each. Following further consideration and discussion, the Board concluded that Axonic’s standards and practices relating to the identification and mitigation of potential conflicts of interests in managing the Fund were satisfactory.

In reaching their conclusion with respect to the approval of the Advisory Agreement and the level of fees paid under the Advisory Agreement, the Trustees did not identify any one single factor as being controlling, rather, the Trustees took note of a combination of factors that had influenced their decision-making process.

Semi-Annual Report | April 30, 2025	33

AXONIC STRATEGIC INCOME FUND

SEMI-ANNUAL REPORT

April 30, 2025

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Any Remuneration Paid to Directors, Officers, and Others is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The basis for approval of the investment advisory contract is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form N-CSR.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K, or this Item.

Item 16.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906 Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Axonic Funds

By:	/s/ Clayton DeGiacinto
Clayton DeGiacinto (Principal Executive Officer)
Chief Executive Officer and President

Date:	July 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Axonic Funds

By:	/s/ Clayton DeGiacinto
Clayton DeGiacinto (Principal Executive Officer)
Chief Executive Officer and President

Date:	July 7, 2025

By:	/s/ Lu Chang
Lu Chang (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	July 7, 2025